UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota	55415
(Address of principal executive offices)	(Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Report to Stockholders

[Insert shareholder report]

Semiannual Report
June 30, 2009

Go Paperless.

Log in to MyThrivent at Thrivent.com. Enroll in eDelivery and you can receive this document electronically.

24042SAR R8-09

Thrivent.com

Dear Shareholder:

Economic and Market Review

Stocks and bonds generally posted positive returns during the six-month period ended June 30, 2009, as economic weakness slowed and market currents began to reverse. Investors continued to seek safety from the global economic downturn during the first part of the reporting period, favoring Treasury securities over riskier investments. The situation began to reverse in March, however, as massive government liquidity programs and hints of a potential economic recovery began to draw investors back to stocks and more aggressive bonds.

U.S. Economy

The economy continued to shrink during the reporting period as tight lending standards, declining housing and investment values and rising unemployment curbed consumer and business spending. The nation’s gross domestic product decreased 5.5% in the first quarter of 2009 and appeared to contract again during the second quarter, although less sharply.1

The housing market showed some signs of improvement, though sales and prices of existing homes remained well below their year-earlier levels. Lower mortgage rates and cheaper home prices attracted increasing numbers of first-time home buyers in lower-priced listings, but sales of higher-priced homes remained sluggish. Existing home sales rose in both April and May, the first back-to-back monthly gain since September 2005.2

A growing drag on consumer confidence and spending was, in part, the sharp increase in job losses throughout the six-month reporting period. The national unemployment rate jumped from 7.2% in December 2008 to 9.5% in June, a 26-year high. During the period, the number of unemployed persons increased from 11.1 million to 14.7 million.3

Inflation & Monetary Policy

Inflation grew during the period, though few market watchers believed inflation would become a problem in the near future since the recession continued to curb wages and spending. The Consumer Price Index (CPI) rose at a 2.7% annual rate during the first six months of 2009, compared with a 0.1% rate for all of 2008.

The Federal Reserve’s Federal Open Market Committee (FOMC) kept the federal funds target interest rate at a range of zero to 0.25% throughout the period. Members noted in June that economic conditions were likely to warrant exceptionally low interest rate levels for an extended period. More important to the investment markets were the Fed’s extraordinary measures to expand its balance sheet and inject massive liquidity into the financial system, including buying large amounts of agency mortgage-backed and Treasury securities.

Equity Performance

Stock prices generally declined early in the period—with some indexes falling in March to lows not seen in over a decade—as investors worried about the troubled credit, housing, job and consumer markets and about how long the recession would last. Stocks reversed course in March, however, and rebounded into June, indicating that possibly investors began to see signs that the nation’s economy might start growing again.

Large-company and small-company stocks performed similarly over the period. The S&P 500 Index of large-company stocks posted a 3.19% total return, while the Russell 2000® Index of small-company stocks recorded a 2.64% return. Growth-oriented stocks outperformed value stocks by a wide margin, with the Russell 1000® Growth Index returning 11.53% and the Russell 1000® Value Index posting a return of -2.87%. Information technology, materials and consumer discretionary were the best-performing market sectors, while the industrials, telecommunications services and financials sectors fared worst.

Major market foreign stocks outperformed most domestic markets. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index posted a 8.42% total return in dollar terms during the period, and the MSCI Emerging Markets Index returned an extraordinary 36.22%.

Fixed-Income Performance

Fixed-income investors continued to seek safety from the global liquidity crisis during the first part of the period, shunning most types of risk assets such as corporate bonds and mortgage-backed securities. In March, however, large-scale government liquidity programs and signs of a potential economic recovery appeared to attract investors back to riskier bond types.

The yield curve steepened during the period as Treasury yields rose sharply in longer-maturity lengths. The six-month Treasury yield increased from 0.27% to 0.35%, the five-year yield rose from 1.55% to 2.54%, the 10-year yield increased from 2.25% to 3.53%, and the 30-year Treasury yield rose from 2.69% to 4.32%. One-month Treasury yields hovered near zero on several occasions during the period.

The Barclays Capital Aggregate Bond Index of the broad U.S. bond market posted a 1.90% total return for the six-month period, while the Barclays Capital Government/Corporate 1-3 Year Bond Index registered a 2.00% total return. The Barclays Capital Municipal Bond Index posted a 6.35% total return. Below-investment-grade corporate bonds were among the strongest performers, with the Barclays Capital U.S. Corporate High Yield Bond Index registering a robust 30.43% total return.

Outlook

We expect an economic recovery to begin sometime in the second half of 2009. The unprecedented amount of government stimulus in the system should begin to spur growth in the second half, but we believe growth will likely remain below trend and unemployment could stay stubbornly high for the foreseeable future. Under such a scenario, the Federal Reserve will likely keep short-term interest rates at current record-low levels for the foreseeable future.

We remain concerned about the threats to growth posed by continued problems in the housing and credit markets, rising unemployment and weak consumer and business spending, but the worst appears to be behind us. As always, we will monitor the economy and markets closely and work hard to provide ongoing value to you.

What do I do now?

That is the question I am often asked when discussing today’s challenging markets with members and colleagues. Given the turbulence the markets have exhibited over the course of the past year, investors have every right to ask the question. Let me offer some thoughts.

What is your view on cash positions?

With money market and savings account yields at historic lows and with no indication of a rise in short-term interest rates on the horizon, consider looking for more potential return in other financial vehicles. Depending on your liquidity needs, your risk tolerance and your overall goals for your current money market or bank account assets, Thrivent Financial and your Thrivent Financial representative stand at the ready with products and guidance, depending on your own specific situation, that could offer more potential return with moderate market risk.

When and how does one get back into the market?

Many investors grew alarmed last fall and this past winter when the market endured a particularly painful sell-off and pulled money from the market because they were scared of losing even more. Now you may wonder if it’s “safe” to get back in. Unfortunately, no one can predict whether or not the stock market will continue its recent recovery—there are simply too many unknowns.

What I can tell you, however, is that the stock market appears to us to be attractively valued right now and that an allocation to stocks, and their historic long-term growth potential, is often a component of a successful retirement strategy.

How is Thrivent Financial weathering the economic and market storms of the past year?

I’m gratified to say that Thrivent Financial remains solid and that its capital position is among the strongest in the industry. Certainly, we have experienced some financial impact as a result of market declines, but our general avoidance of lower-quality mortgage-backed securities and attention to risk control processes helped us avoid major exposure to troubled financial companies. Please note, however, that our current and future investment holdings are always subject to market risk, among other risks.

Our strength lies in our difference from other companies. Rather than focusing on short-term earnings to please Wall Street, we focus on you, our investors. While we, and our products tied to the financial markets, are not immune to volatility, we are committed to helping you with your financial security and goals. Our financial representatives have a wealth of tools and materials to assist with today’s volatile markets. I recommend that you consult with your Thrivent Financial representative if you would like to talk about your particular situation. If you would like to find a Thrivent Financial representative, go to Thrivent.com or call 800-THRIVENT (800-847-4836).

In the meantime, thank you for continuing to turn to us for your financial needs and goals.

Sincerely,

Russell W. Swansen

President, Trustee and Chief Investment Officer

Thrivent Mutual Funds

[1]	U.S. Department of Commerce, Bureau of Economic Analysis
[2]	National Association of Realtors
[3]	U.S. Department of Labor, Bureau of Labor Statistics

Thrivent Real Estate Securities Fund

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Fund seeks to provide long-term capital appreciation and high current income. The Fund is subject to risks arising from the fact that it invests, under normal circumstances, at least 80% of its total assets in securities of companies that are primarily engaged in the real estate industry. Real estate security prices are influenced by the underlying value of properties owned by the company, which may be influenced by the supply and demand for space and other factors. The real estate industry is cyclical, and securities issued by companies doing business in the real estate industry may fluctuate in value. These and other risks are described in the Fund’s prospectus.

How did the Fund perform for the six-month period ended June 30, 2009?

Thrivent Real Estate Securities Fund earned a total return of -10.94%, net of expenses, as compared to the median return for its peer group, the Lipper Real Estate Mutual Fund category, of -10.47%. The Fund’s market benchmark, the FTSE NAREIT Equity REIT Index, earned a total return of -12.21%.

What factors affected the Fund’s performance?

Equity real estate investment trusts (REITs) were under pressure during the first half of 2009 as a result of the faltering U.S. economy, which has caused rising vacancy rates and declining rental rates for all types of real estate. REIT stocks were impacted most significantly by job losses across all industries and reduced demand for real estate space, which led to rising vacancy rates and downward pressure on rental rates for all property types. However, more than 40 REITs were successful in issuing over $13 billion of equity during the first half of 2009, which helped REIT stock prices rebound from their lows in early March.

This issuance of new equity has reduced the risk of insolvency within the REIT sector, and started the process of deleveraging.

The best-performing sectors in the Fund were regional malls, lodging, specialty, and mortgage REITs. All of these sectors generated positive returns during the first half of 2009. The Fund’s underweighted allocation to diversified and self storage REITs, which underperformed other property sectors during the period, also contributed positively to results.

What is your outlook?

We believe that the U.S. economy will remain weak for the near future, and as a result we expect real estate vacancy rates to continue to rise. Housing price declines and job losses are likely to negatively impact consumer spending until housing prices stabilize and job growth resumes.

Based on our outlook, we plan to concentrate the Fund’s exposure in well-capitalized U.S. REITs with high-quality real estate and best-in-class management teams. We also believe that property sectors with long-term leases and stable cash flows will perform well in this environment. As a result, we intend to maintain meaningful exposure in the health care REIT and net lease sectors. In the event U.S. economic conditions improve during the second half of 2009, we will make adjustments in property sectors and individual securities that we believe would benefit performance.

Portfolio Facts

As of June 30, 2009

	Class A	Institutional Class
Ticker	TREFX	TREIX
Transfer Agent ID	069	469
Net Assets	$7,499,145	$52,097,439
NAV	$5.48	$5.48
NAV - High†	1/6/2009 - $6.36	1/6/2009 - $6.36
NAV - Low†	3/6/2009 - $3.74	3/6/2009 - $3.74
Number of Holdings: 97

†	For the six months ended June 30, 2009

1	Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.
2	Class A shares performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*	As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the FTSE NAREIT Equity REIT Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.
**	The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.
***	The FTSE NAREIT Equity REIT Index is an unmanaged capitalization-weighted index of all equity real estate investment trusts. It is not possible to invest directly in this Index. The performance of this Index does not reflect deductions for fees, expenses or taxes.

Thrivent Equity

Income Plus Fund

David R. Spangler, CFA and Kevin R. Brimmer, FSA, Portfolio Co-Managers

Thrivent Equity Income Plus Fund seeks income plus long-term capital growth. The Fund may invest in, among others, REITs, preferred stocks and foreign (including emerging market) stocks. These investments are subject to unique risks. The Fund may also sell covered options on any securities in which the Fund invests. Successful use of this strategy can augment portfolio return but can also magnify losses if executed incorrectly. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended June 30, 2009?

Thrivent Equity Income Plus Fund earned a total return of -2.71% as compared to the median return of its peer group, the Lipper Equity Income Funds category, of 1.03%. The Fund’s market benchmark, the S&P 500 Index, earned a total return of 3.19%.

What factors affected the Fund’s performance?

The Fund has maintained a position of investing in high-quality firms exhibiting strong operating performance and an ability to pay and grow dividends. For the first six months of 2009, the market rewarded stocks of lower quality, low or no dividend and higher risk. Additionally, growth investing significantly outperformed value investing during the period; however, the Fund’s investment style is value-oriented.

At the sector and security level, sector allocations provided a positive impact on performance while security selection was the major contributor to underperformance. Stock selection was strongest in health care and industrials and weakest in energy, consumer discretionary, financials and materials.

The Fund’s options buy-write strategy added value by generating premiums and moderating volatility. However, the Fund’s exposure to real estate investment trusts (REITs) and preferred equity detracted from performance, as both asset classes significantly underperformed the overall market for the period. REITs continued their underperformance from 2008 due to, in part, historic tightening of credit and the acceleration of the domestic and global recessions. Financials constitute the majority of preferred securities and were one the market’s worst-performing sectors for the period.

What is your outlook?

The market had a terrible first quarter, followed by an April and May rally that was one of the strongest quarterly stock gains in more than a decade. In June the market began to wane as investors, in our opinion, looked beyond “less-worse” economic news and instead looked for actual signs of recovery, only to find rising unemployment and reduced consumer spending. With this backdrop, the Fund maintains its more conservative approach, which emphasizes dividend coverage, improving operating performance and quality balance sheets, in addition to attractive valuations. With the expectation of a slow recovery, we have modestly rotated to consumer discretionary and technology sectors and underweighted consumer staples and utilities.

Portfolio Facts

As of June 30, 2009

	Class A	Institutional Class
Ticker	TEIAX	TEIIX
Transfer Agent ID	033	050
Net Assets	$3,069,839	$19,874,044
NAV	$6.76	$6.76
NAV - High†	1/2/2009 - $7.19	1/2/2009 - $7.20
NAV - Low†	3/9/2009 - $5.15	3/9/2009 - $5.16
Number of Holdings: 198

†	For the six months ended June 30, 2009

1	Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.
2	Class A shares performance reflects the maximum sales charge of 5.5%.
3	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*	As you compare performance, please note that the Fund’s performance reflects the maximum 5.5% sales charge, while the Consumer Price Index and the S&P 500 Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the Index, any charges you would pay would reduce your total return as well.
**	The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.
***	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Thrivent Diversified Income Plus Fund Mark L. Simenstad, CFA, Paul J. Ocenasek, CFA, Kevin R. Brimmer, FSA and David R. Spangler, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

The Fund may invest in debt or equity securities. Debt securities include high-yield, high-risk securities commonly known as “junk bonds.” High-yield securities are subject to greater price fluctuations and increased risk of loss of principal than investment grade bonds. Equity securities include securities of REITs, which are subject to the risk that changes in real estate values or economic downturns can have a negative effect on issuers in the real estate industry. These and other risks are described in the Fund’s prospectus.

How did the Fund perform during the six-month period ended June 30, 2009?

Thrivent Diversified Income Plus Fund earned a total return of 11.38%. This compares with the Fund’s market benchmarks, the S&P 500 Dividend Aristocrats Index, which registered a 0.46% total return, and the Barclays Capital Aggregate Bond Index, which returned 1.90%.

What factors affected the Fund’s performance?

Non-Treasury sectors of the credit market reversed course and rallied for much of the period, as investors increasingly appeared to believe that government bailouts and liquidity programs would help revive the U.S. economy and markets. The extra yield premium, or “spread,” riskier bonds offered over that of Treasury securities narrowed considerably.

High-yield, investment-grade corporate and mortgage-related bonds were among the best-performing sectors during the period, while the prices of U.S. government securities sagged. Despite a strong rally in the stock market during the period, equity real estate investment trust (REIT) shares generally posted negative returns.

The Fund’s favorable performance relative to its benchmark indexes were due to several factors, including: an overweighted position in high-yield bonds; an underweighted position in REITs; a large position in mortgage-related bonds; and a meaningful allocation to preferred stocks.

What is your outlook?

The unprecedented amount of government stimulus in the system should begin to spur economic growth in the second half of 2009, but growth will remain below trend and unemployment high for the foreseeable future. We continue to see opportunities in several investment areas going forward, including mortgage- backed, investment-grade corporate and high-yield bonds. We will remain cautious on REITs and intend to stay at the low end of our overall allocation to equities.

Portfolio Facts

As of June 30, 2009

	Class A	Institutional Class
Ticker	AAHYX	THYFX
Transfer Agent ID	025	095
Net Assets	$113,727,135	$5,347,073
NAV	$5.05	$5.03
NAV - High†	6/12/2009 - $5.11	6/12/2009 - $5.10
NAV - Low†	3/9/2009 - $4.20	3/9/2009 - $4.19
Number of Holdings: 456

†	For the six months ended June 30, 2009

1	Past performance is not an indication of future results. Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit www.thrivent.com. At various times, the Fund’s adviser waived its management fee and/or reimbursed Fund expenses. Had the adviser not done so, the Fund’s total returns would have been lower. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-THRIVENT or visit www.thrivent.com for performance results current to the most recent month-end.
2	Prior to July 3, 2006, the Fund invested primarily in junk bonds.
3	Class A shares performance reflects the maximum sales charge of 4.5%.
4	Institutional Class shares have no sales load and are for institutional shareholders only.
(a)	Performance of other classes will be greater or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes.
*	As you compare performance, please note that the Fund’s performance reflects the maximum 4.5% sales charge, while the S&P 500 Dividend Aristocrats Index, the Barclays Capital Aggregate Bond Index and the Consumer Price Index do not reflect any such charges. If you were to purchase any of the above individual stocks or funds represented in the S&P and Barclays Capital Indexes, any charges you would pay would reduce your total return as well.
**	The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The S&P 500 Dividend Aristocrats Index is an index which measures the performance of large-capitalization companies within the S&P 500 Index that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years.
***	The S&P 500 Dividends Aristocrats Index portfolio has both capital growth and dividend income characteristics, is equal-weighted and is broadly diversified across sectors. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product. It is not possible to invest directly in each Index. The performance of each Index does not reflect deductions for fees, expenses or taxes.
****	The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimum of $1,000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls below stated account minimum of $1,000. This fee is not included in the table below. If it were, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid during Period 1/1/2009 - 6/30/2009*	Annualized Expense Ratio
Thrivent Real Estate Securities Fund
Actual
Class A	$1,000	$891	$5.86	1.25%
Institutional Class	$1,000	$891	$5.22	1.11%
Hypothetical**
Class A	$1,000	$1,019	$6.26	1.25%
Institutional Class	$1,000	$1,019	$5.58	1.11%

Thrivent Equity Income Plus Fund
Actual
Class A	$1,000	$973	$5.63	1.15%
Institutional Class	$1,000	$973	$3.91	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.76	1.15%
Institutional Class	$1,000	$1,021	$4.01	0.80%

Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,114	$6.44	1.23%
Institutional Class	$1,000	$1,115	$4.11	0.78%
Hypothetical**
Class A	$1,000	$1,019	$6.15	1.23%
Institutional Class	$1,000	$1,021	$3.92	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Real Estate Securities Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (95.9%)	Value
Diversified REITS (7.1%)
10,419	Colonial Properties Trust	$77,101
38,638	Liberty Property Trust	890,219
5,000	PS Business Parks, Inc.	242,200
62,941	Vornado Realty Trust	2,834,233
9,500	Washington Real Estate Investment Trust	212,515

	Total Diversified REITS	4,256,268

Financials (5.3%)
5,000	iShares Cohen & Steers Realty Majors Index Fund	179,700
75,501	iShares Dow Jones U.S. Real Estate Index Fund[a]	2,441,702
500	S&P 500 Large Index Depository Receipts	45,960
2,190	SPDR DJ Wilshire International Real Estate ETF	62,919
13,351	Vanguard REIT ETF[a]	414,015

	Total Financials	3,144,296

Foreign (0.8%)
61,200	Brookfield Properties Corporation[a]	487,764

	Total Foreign	487,764

Hotels, Resorts & Cruise Lines (0.9%)
23,479	Starwood Hotels & Resorts Worldwide, Inc.	521,234

	Total Hotels, Resorts & Cruise Lines	521,234

Industrial REITS (4.0%)
39,553	AMB Property Corporation	743,992
78,382	DCT Industrial Trust, Inc.	319,799
8,625	DuPont Fabros Technology, Inc.	81,247
9,500	EastGroup Properties, Inc.	313,690
6,500	First Potomac Realty Trust	63,375
107,943	ProLogis Trust	870,021

	Total Industrial REITS	2,392,124

Mortgage REITS (0.6%)
9,020	Annaly Capital Management, Inc.	136,563
5,500	Anworth Mortgage Asset Corporation	39,655
33,900	Chimera Investment Corporation	118,311
7,500	MFA Mortgage Investments, Inc.	51,900

	Total Mortgage REITS	346,429

Office REITS (15.5%)
17,500	Alexandria Real Estate Equities, Inc.[a]	626,325
31,263	BioMed Realty Trust, Inc.	319,821
55,900	Boston Properties, Inc.	2,666,430
43,196	Brandywine Realty Trust	321,810
25,870	Corporate Office Properties Trust	758,767
41,425	Digital Realty Trust, Inc.[a]	1,485,086
41,693	Douglas Emmett, Inc.	374,820
53,200	Duke Realty Corporation	466,564
21,331	Highwoods Properties, Inc.	477,174
14,640	HRPT Properties Trust	59,438
17,750	Kilroy Realty Corporation	364,585
26,925	Mack-Cali Realty Corporation	613,890
1,700	Parkway Properties, Inc.	22,100
30,041	SL Green Realty Corporation[a]	689,141

	Total Office REITS	9,245,951

Real Estate Operating Companies (0.2%)
16,000	Forest City Enterprises	105,600

	Total Real Estate Operating Companies	105,600

Residential REITS (15.5%)
24,550	American Campus Communities, Inc.	544,519
33,825	Apartment Investment & Management Company	299,351
36,153	AvalonBay Communities, Inc.	2,022,399
19,000	BRE Properties, Inc.	451,440
28,500	Camden Property Trust	786,600
13,271	Equity Lifestyle Properties, Inc.	493,416
103,794	Equity Residential REIT	2,307,341
14,800	Essex Property Trust, Inc.	921,004
12,200	Home Properties, Inc.	416,020
11,188	Mid-America Apartment Communities, Inc.	410,711
14,525	Post Properties, Inc.	195,216
40,313	UDR, Inc.	416,433

	Total Residential REITS	9,264,450

Retail REITS (22.1%)
17,076	Acadia Realty Trust	222,842
18,571	CBL & Associates Properties, Inc.[a]	100,098
26,809	Developers Diversified Realty Corporation[a]	130,828
8,203	Equity One, Inc.[a]	108,772
31,500	Federal Realty Investment Trust	1,622,880
20,000	Inland Real Estate Corporation	140,000
94,767	Kimco Realty Corporation	952,408
12,000	Kite Realty Group Trust	35,040
45,192	Macerich Company[a]	795,831
30,000	National Retail Properties, Inc.	520,500
3,437	Ramco-Gershenson Properties Trust	34,404
13,175	Realty Income Corporation[a]	288,796
38,400	Regency Centers Corporation[a]	1,340,544
2,900	Saul Centers, Inc.	85,753
100,724	Simon Property Group, Inc.	5,180,235
15,599	Tanger Factory Outlet Centers, Inc.	505,876
29,900	Taubman Centers, Inc.	803,114
21,900	Weingarten Realty Investors[a]	317,769

	Total Retail REITS	13,185,690

Specialized REITS (23.9%)
19,350	DiamondRock Hospitality Company	121,131
10,925	Entertainment Properties Trust	225,055
35,000	Extra Space Storage, Inc.	292,250
91,671	Health Care Property Investors, Inc.	1,942,508
33,776	Health Care REIT, Inc.	1,151,762
17,500	Healthcare Realty Trust, Inc.	294,525
18,628	Hospitality Properties Trust	221,487
184,990	Host Marriott Corporation	1,552,066

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (95.9%)	Value
Specialized REITS (23.9%) - continued
18,300	LaSalle Hotel Properties	$225,822
5,500	LTC Properties, Inc.	112,475
7,587	Medical Properties Trust, Inc.	46,053
42,875	Nationwide Health Properties, Inc.	1,103,602
21,800	Omega Healthcare Investors, Inc.	338,336
15,402	Plum Creek Timber Company, Inc.[a]	458,672
48,000	Public Storage, Inc.	3,143,040
5,000	Rayonier, Inc. REIT	181,750
42,244	Senior Housing Property Trust	689,422
2,500	Sovran Self Storage, Inc.	61,500
15,722	Sunstone Hotel Investors, Inc.[a]	84,113
66,241	Ventas, Inc.	1,977,956

	Total Specialized REITS	14,223,525

	Total Common Stock (cost $97,996,933)	57,173,331

Principal Amount	Long-Term Fixed Income (1.3%)
Asset-Backed Securities (0.1%)
	Residential Funding Mortgage Securities
100,085	4.470%, 7/25/2018[b]	89,465

	Total Asset-Backed Securities	89,465

Collateralized Mortgage Obligations (1.2%)
	Countrywide Home Loans, Inc.
123,257	5.526%, 3/20/2036	114,210
	Deutsche Alt-A Securities Mortgage Loan Trust
51,036	0.394%, 7/27/2009[c]	50,036
	Deutsche Alt-A Securities, Inc.
103,368	5.888%, 6/25/2036	94,836
	Impac Secured Assets Corporation
212,693	0.394%, 7/27/2009[c]	199,498
98,084	0.424%, 7/27/2009[c]	86,501
	J. P. Morgan Alternative Loan Trust
160,883	0.394%, 7/25/2009[c]	150,035

	Total Collateralized Mortgage Obligations	695,116

Commercial Mortgage-Backed Securities (<0.1%)
	Banc of America Commercial Mortgage, Inc.
6,243	4.875%, 6/10/2039	6,235

	Total Commercial Mortgage-Backed Securities	6,235

	Total Long-Term Fixed Income (cost $780,399)	790,816

Shares	Collateral Held for Securities Loaned (14.9%)
8,858,495	Thrivent Financial Securities Lending Trust	8,858,495

	Total Collateral Held for Securities Loaned (cost $8,858,495)	8,858,495

	Short-Term Investments (2.8%)	Value
1,639,819	Thrivent Money Market Fund	1,639,819

	Total Short-Term Investments (at amortized cost)	1,639,819

	Total Investments (cost $109,275,646) 114.9%	$68,462,461

	Other Assets and Liabilities, Net (14.9%)	(8,865,877)

	Total Net Assets 100.0%	$59,596,584

a	All or a portion of the security is on loan as discussed in item 2(M) of the Notes to Financial Statements.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$426,984
Gross unrealized depreciation	(41,240,169)

Net unrealized appreciation (depreciation)	($40,813,185)

Cost for federal income tax purposes	$109,275,646

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2009, in valuing Real Estate Securities Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	4,256,268	4,256,268	—	—
Financials	3,144,296	3,144,296	—	—
Foreign	487,764	487,764	—	—
Hotels, Resorts & Cruise Lines	521,234	521,234	—	—
Industrial REITS	2,392,124	2,392,124	—	—
Mortgage REITS	346,429	346,429	—	—
Office REITS	9,245,951	9,245,951	—	—
Real Estate Operating Companies	105,600	105,600	—	—
Residential REITS	9,264,450	9,264,450	—	—
Retail REITS	13,185,690	13,185,690	—	—
Specialized REITS	14,223,525	14,223,525	—	—
Long-Term Fixed Income
Asset-Backed Securities	89,465	—	89,465	—
Collateralized Mortgage Obligations	695,116	—	695,116	—
Commercial Mortgage-Backed Securities	6,235	—	6,235	—
Collateral Held for Securities Loaned	8,858,495	8,858,495	—	—
Short-Term Investments	1,639,819	1,639,819	—	—

Total	$68,462,461	$67,671,645	$790,816	$—

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at June 30, 2009	Value June 30, 2009	Income Earned January 1, 2009 - June 30, 2009
Money Market Thrivent Financial	$1,785,067	$4,173,102	$4,318,350	1,639,819	$1,639,819	$5,017
Securities Lending Trust	6,258,786	60,650,797	58,051,088	8,858,495	8,858,495	34,546
Total Value and Income Earned	8,043,853				10,498,314	39,563

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (82.8%)	Value
Consumer Discretionary (8.3%)
2,400	Best Buy Company, Inc.	$80,376
6,200	CBS Corporation	42,904
3,200	Comcast Corporation	46,368
2,000	Family Dollar Stores, Inc.	56,600
3,500	Genuine Parts Company	117,460
13,200	Home Depot, Inc.	311,916
9,000	KB Home	123,120
3,200	McDonald’s Corporation	183,968
6,200	McGraw-Hill Companies, Inc.	186,682
898	National Presto Industries, Inc.	68,338
3,300	Snap-On, Inc.	94,842
2,400	Stanley Works	81,216
4,800	Staples, Inc.	96,816
200	Starwood Hotels & Resorts Worldwide, Inc.	4,440
7,933	Time Warner, Inc.	199,832
1,800	VF Corporation	99,630
2,800	Whirlpool Corporation	119,168

	Total Consumer Discretionary	1,913,676

Consumer Staples (9.3%)
8,800	Altria Group, Inc.	144,232
1,800	Coca-Cola Company	86,382
1,800	ConAgra Foods, Inc.	34,308
1,500	CVS Caremark Corporation	47,805
1,500	Diageo plc ADR	85,875
2,300	General Mills, Inc.	128,846
2,900	Kimberly-Clark Corporation	152,047
7,500	Kraft Foods, Inc.[a]	190,050
2,400	Lorillard, Inc.	162,648
1,100	McCormick & Company, Inc.	35,783
6,900	Nu Skin Enterprises, Inc.	105,570
1,800	PepsiCo, Inc.	98,928
6,200	Philip Morris International, Inc.	270,444
3,661	Procter & Gamble Company	187,077
5,700	SUPERVALU, Inc.	73,815
2,300	SYSCO Corporation	51,704
7,300	Tyson Foods, Inc.	92,053
2,000	Unilever plc ADR	47,000
600	Village Super Market, Inc.	17,850
2,500	Wal-Mart Stores, Inc.	121,100

	Total Consumer Staples	2,133,517

Energy (12.8%)
900	Apache Corporation	64,935
6,200	BJ Services Company	84,506
3,100	BP plc ADR	147,808
6,200	Chevron Corporation	410,750
9,100	ConocoPhillips	382,746
1,100	Devon Energy Corporation	59,950
900	Diamond Offshore Drilling, Inc.	74,745
900	Encana Corporation	44,523
2,400	ENSCO International, Inc.	83,688
6,700	Exxon Mobil Corporation	468,397
3,500	Halliburton Company	72,450
5,400	Marathon Oil Corporation[a]	162,702
2,100	National Oilwell Varco, Inc.[b]	68,586
3,100	Noble Corporation	93,775
2,200	Occidental Petroleum Corporation[a]	144,782
400	PetroChina Company, Ltd.	44,192
1,400	Petroleo Brasileiro SA ADR	46,704
1,800	Royal Dutch Shell plc ADR	90,342
5,100	Teekay Shipping Corporation	107,253
2,100	Tidewater, Inc.	90,027
1,700	Total SA ADR	92,191
3,500	Valero Energy Corporation	59,115
1,100	XTO Energy, Inc.	41,954

	Total Energy	2,936,121

Financials (14.8%)
3,200	ACE, Ltd.	141,536
2,500	AFLAC, Inc.	77,725
4,100	Allstate Corporation	100,040
200	AMB Property Corporation	3,762
200	American Campus Communities, Inc.	4,436
2,900	American Express Company	67,396
3,700	Ameriprise Financial, Inc.	89,799
3,600	Annaly Capital Management, Inc.	54,504
157	AvalonBay Communities, Inc.	8,783
10,300	Bank of America Corporation	135,960
4,100	Bank of New York Mellon Corporation	120,171
4,100	BB&T Corporation	90,118
300	BlackRock, Inc.	52,626
600	Boston Properties, Inc.	28,620
150	BRE Properties, Inc.	3,564
300	Brookfield Properties Corporation	2,391
150	Camden Property Trust	4,140
1,700	Chubb Corporation	67,796
1,200	City Holding Company	36,432
200	Corporate Office Properties Trust	5,866
1,300	Cullen/Frost Bankers, Inc.	59,956
450	DCT Industrial Trust, Inc.	1,836
250	Digital Realty Trust, Inc.	8,962
250	Douglas Emmett, Inc.	2,248
100	Equity Lifestyle Properties, Inc.	3,718
500	Equity Residential REIT	11,115
50	Essex Property Trust, Inc.	3,112
100	Federal Realty Investment Trust	5,152
900	Goldman Sachs Group, Inc.	132,696
400	Health Care Property Investors, Inc.	8,476
150	Health Care REIT, Inc.	5,115
650	Highwoods Properties, Inc.	14,540
100	Home Properties, Inc.	3,410
1,050	Hospitality Properties Trust	12,484
950	Host Marriott Corporation	7,970
5,800	Hudson City Bancorp, Inc.	77,082
19,100	J.P. Morgan Chase & Company	651,501
450	Kimco Realty Corporation	4,523
250	Liberty Property Trust	5,760
256	Macerich Company	4,508
200	Mack-Cali Realty Corporation	4,560
1,700	Morgan Stanley	48,467
200	Nationwide Health Properties, Inc.	5,148
3,300	New York Community Bancorp, Inc.	35,277
4,300	People’s United Financial, Inc.	64,672
100	Plum Creek Timber Company, Inc.	2,978

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (82.8%)	Value
Financials (14.8%) - continued
2,700	PNC Financial Services Group, Inc.	$104,787
500	ProLogis Trust	4,030
200	Public Storage, Inc.	13,096
150	Regency Centers Corporation	5,237
250	Senior Housing Property Trust	4,080
419	Simon Property Group, Inc.	21,549
5,000	State Street Corporation	236,000
4,600	Sunstone Hotel Investors, Inc.	24,610
2,500	T. Rowe Price Group, Inc.	104,175
100	Tanger Factory Outlet Centers, Inc.	3,243
150	Taubman Centers, Inc.	4,029
5,700	Travelers Companies, Inc.	233,928
7,500	U.S. Bancorp	134,400
300	Ventas, Inc.	8,958
257	Vornado Realty Trust	11,573
8,500	Wells Fargo & Company	206,210

	Total Financials	3,400,836

Health Care (9.0%)
4,000	Abbott Laboratories	188,160
600	Amgen, Inc.[b]	31,764
1,300	Baxter International, Inc.	68,848
700	Becton, Dickinson and Company	49,917
32,400	Boston Scientific Corporation[b]	328,536
6,100	Bristol-Myers Squibb Company	123,891
2,900	Eli Lilly and Company	100,456
5,300	Johnson & Johnson	301,040
2,400	Medtronic, Inc.	83,736
4,700	Merck & Company, Inc.	131,412
1,900	Novartis AG ADR	77,501
20,400	Pfizer, Inc.	306,000
300	Teva Pharmaceutical Industries, Ltd. ADR	14,802
2,400	UnitedHealth Group, Inc.	59,952
4,200	Wyeth	190,638

	Total Health Care	2,056,653

Industrials (7.9%)
1,700	3M Company	102,170
1,700	Caterpillar, Inc.	56,168
2,400	Dover Corporation	79,416
1,500	Eaton Corporation	66,915
2,200	Emerson Electric Company	71,280
1,700	FedEx Corporation	94,554
2,000	Fluor Corporation	102,580
1,400	General Dynamics Corporation	77,546
18,400	General Electric Company	215,648
2,100	Honeywell International, Inc.	65,940
5,100	Illinois Tool Works, Inc.	190,434
2,100	Parker-Hannifin Corporation	90,216
6,000	R.R. Donnelley & Sons Company	69,720
1,900	Republic Services, Inc.	46,379
3,000	Timken Company	51,240
6,100	Tyco International, Ltd.	158,478
1,600	United Parcel Service, Inc.	79,984
3,600	United Technologies Corporation	187,056

	Total Industrials	1,805,724

Information Technology (8.6%)
2,000	Accenture, Ltd.	66,920
200	Google, Inc.[b]	84,318
2,300	Harris Corporation	65,228
2,300	Hewlett-Packard Company	88,895
10,300	Intel Corporation	170,465
2,800	International Business Machines Corporation	292,376
11,500	Microsoft Corporation[a]	273,355
4,450	Nokia Oyj ADR	64,881
15,100	Oracle Corporation	323,442
3,600	Paychex, Inc.	90,720
3,700	QUALCOMM, Inc.	167,240
5,700	Tyco Electronics, Ltd.	105,963
14,300	United Online, Inc.	93,093

	Total Information Technology	1,981,960

Materials (3.9%)
1,200	Air Products and Chemicals, Inc.	77,508
1,900	BHP Billiton, Ltd.	103,987
5,100	E.I. du Pont de Nemours and Company	130,662
2,100	Lubrizol Corporation	99,351
2,600	Nucor Corporation	115,518
5,300	Olin Corporation	63,017
5,500	Packaging Corporation of America	89,100
1,900	PPG Industries, Inc.	83,410
600	Praxair, Inc.	42,642
3,900	Southern Copper Corporation	79,716

	Total Materials	884,911

Telecommunications Services (4.1%)
17,600	AT&T, Inc.	437,184
10,200	Verizon Communications, Inc.	313,446
4,900	Vodafone Group plc ADR	95,501
11,000	Windstream Corporation	91,960

	Total Telecommunications Services	938,091

Utilities (4.1%)
2,700	AGL Resources, Inc.	85,860
6,300	Duke Energy Corporation	91,917
3,100	Energen Corporation	123,690
600	Entergy Corporation	46,512
1,400	Exelon Corporation	71,694
2,500	FPL Group, Inc.	142,150
4,100	Integrys Energy Group, Inc.	122,959
2,500	Mirant Corporation[b]	39,350
7,400	NiSource, Inc.	86,284
2,100	PG&E Corporation	80,724
1,500	Questar Corporation	46,665

	Total Utilities	937,805

	Total Common Stock (cost $19,809,192)	18,989,294

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Preferred Stock (0.4%)	Value
Financials (0.2%)
2,000	U.S. Bancorp, 7.875%	$49,700

	Total Financials	49,700

Utilities (0.2%)
1,720	Xcel Energy, Inc., 7.600%	43,568

	Total Utilities	43,568

	Total Preferred Stock (cost $93,886)	93,268

Shares or Principal Amount	Short-Term Investments (16.6%)[c]
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.200%, 9/21/2009[d]	299,865
3,505,871	Thrivent Money Market Fund	3,505,871

	Total Short-Term Investments (at amortized cost)	3,805,736

	Total Investments (cost $23,708,814) 99.8%	$22,888,298

	Other Assets and Liabilities, Net 0.2%	55,585

	Total Net Assets 100.0%	$22,943,883

a	All or a portion of the security was earmarked to cover options.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
d	At June 30, 2009, $299,865 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,181,613
Gross unrealized depreciation	(2,002,129)

Net unrealized appreciation (depreciation)	$(820,516)

Cost for federal income tax purposes	$23,708,814

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2009, in valuing Equity Income Plus Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,913,676	1,913,676	—	—
Consumer Staples	2,133,517	2,133,517	—	—
Energy	2,936,121	2,936,121	—	—
Financials	3,400,836	3,400,836	—	—
Health Care	2,056,653	2,056,653	—	—
Industrials	1,805,724	1,805,724	—	—
Information Technology	1,981,960	1,981,960	—	—
Materials	884,911	884,911	—	—
Telecommunications Services	938,091	938,091	—	—
Utilities	937,805	937,805	—	—
Preferred Stock
Financials	49,700	49,700	—	—
Utilities	43,568	43,568	—	—
Short-Term Investments	3,805,736	3,505,871	299,865	—

Total	$22,888,298	$22,588,433	$299,865	$—

Other Financial Instruments*	($54,673)	($54,673)	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	56	September 2009	$2,620,019	$2,563,400	($56,619)
Total Futures Contracts					($56,619)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Equity Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/ (Loss)
S&P 500 Index Mini-Futures	15	$945.00	July 2009	($4,575)	$1,946
Total Call Options Written				($4,575)	$1,946

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2009, for the Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by Risk Category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Option Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	1,946
Total Equity Contracts		1,946

Total Asset Derivatives		$1,946

Liability Derivatives
Equity Contracts
Future*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	56,619
Total Equity Contracts		56,619

Total Liability Derivatives		$56,619

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2009, for Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by Risk Category	Statement of Operations Location	Realized Gains/ (Losses) recognized in Income
Equity Contracts
Option Written	Net realized gains/(losses) on Written option contracts	18,112
Future	Net realized gains/(losses) on Futures contracts	155,187
Total Equity Contracts		173,299

Total		$173,299

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2009, for the Equity Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by Risk Category	Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation) recognized in Income
Equity Contracts
Option Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	1,054
Future	Change in net unrealized appreciation/(depreciation) on Futures contracts	(129,042)
Total Equity Contracts		(127,988)

Total		($127,988)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Equity Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at June 30, 2009	Value June 30, 2009	Income Earned January 1, 2009 - June 30, 2009
Money Market	$1,634,430	$8,583,488	$6,712,047	3,505,871	$3,505,871	$10,077
Total Value and Income Earned	1,634,430				3,505,871	10,077

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (65.1%)	Value
Asset-Backed Securities (4.7%)
	Americredit Automobile Receivables Trust
$1,152,740	5.490%, 7/6/2012[a]	$1,160,051
	GAMUT Reinsurance, Ltd.
850,000	8.039%, 8/3/2009[b,c]	773,500
250,000	16.039%, 8/3/2009[b,c]	190,000
	GMAC Mortgage Corporation Loan Trust
1,000,000	6.180%, 5/25/2036[a]	732,660
	Merna Re, Ltd.
600,000	2.348%, 9/30/2009[b,c]	558,840
600,000	3.348%, 9/30/2009[b,c]	557,340
	Residential Asset Mortgage Products, Inc.
1,529,665	4.547%, 12/25/2034	1,172,490
	Residential Funding Mortgage Securities
600,509	4.470%, 7/25/2018[a]	536,788

	Total Asset-Backed Securities	5,681,669

Basic Materials (3.5%)
	Airgas, Inc.
150,000	7.125%, 10/1/2018[b]	140,625
	Arch Western Finance, LLC
220,000	6.750%, 7/1/2013	200,750
	Cascades, Inc.
150,000	7.250%, 2/15/2013	130,875
	Domtar, Inc.
285,000	7.125%, 8/15/2015	237,975
	Drummond Company, Inc.
250,000	7.375%, 2/15/2016[b]	182,500
	FMG Finance, Pty., Ltd.
320,000	10.625%, 9/1/2016[b]	307,200
	General Cable Corporation, Convertible
140,000	1.000%, 10/15/2012	109,900
	Georgia-Pacific, LLC
120,000	8.125%, 5/15/2011	120,000
490,000	7.125%, 1/15/2017[b]	455,700
	Graphic Packaging International Corporation
300,000	9.500%, 8/15/2013	286,500
	Griffin Coal Mining Company, Pty., Ltd.
320,000	9.500%, 12/1/2016[b]	164,800
	Invista
140,000	9.250%, 5/1/2012[b]	131,950
	Jefferson Smurfit Corporation
100,000	8.250%, 10/1/2012[d,e]	37,500
	Nalco Company
295,000	8.875%, 11/15/2013	300,900
	NewPage Corporation
150,000	12.000%, 5/1/2013	42,000
	Peabody Energy Corporation
300,000	5.875%, 4/15/2016	264,000
	Smurfit-Stone Container Enterprises, Inc.
240,000	8.000%, 3/15/2017[d,e]	88,800
	Steel Dynamics, Inc.
250,000	8.250%, 4/15/2016[b]	235,625
	Stora Enso Oyj
300,000	6.404%, 4/15/2016[b]	222,000
	Teck Resources, Ltd.
150,000	10.250%, 5/15/2016[b]	157,125
150,000	10.750%, 5/15/2019[b]	161,250
	Terra Capital, Inc.
180,000	7.000%, 2/1/2017	164,475

	Total Basic Materials	4,142,450

Capital Goods (2.2%)
	Case New Holland, Inc.
290,000	7.125%, 3/1/2014	264,625
	Crown Americas, Inc.
150,000	7.625%, 11/15/2013[d]	146,250
150,000	7.750%, 11/15/2015	146,625
	L-3 Communications Corporation
390,000	5.875%, 1/15/2015	346,125
	Leucadia National Corporation
370,000	7.125%, 3/15/2017[f]	300,625
	Mueller Water Products, Inc.
190,000	7.375%, 6/1/2017	140,125
	Owens Corning, Inc.
270,000	6.500%, 12/1/2016	236,672
	Owens-Brockway Glass Container, Inc.
100,000	8.250%, 5/15/2013	100,500
	RBS Global, Inc./Rexnord Corporation
290,000	9.500%, 8/1/2014	247,950
	SPX Corporation
295,000	7.625%, 12/15/2014	284,675
	TransDigm, Inc.
150,000	7.750%, 7/15/2014	142,500
	United Rentals North America, Inc.
350,000	7.000%, 2/15/2014	286,125

	Total Capital Goods	2,642,797

Collateralized Mortgage Obligations (11.1%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,936,808	4.625%, 8/25/2010[c]	1,532,414
	Citigroup Mortgage Loan Trust, Inc.
1,207,400	5.500%, 11/25/2035	852,758
	Citimortgage Alternative Loan Trust
1,579,149	5.750%, 4/25/2037	1,008,748
	Countrywide Alternative Loan Trust
761,847	6.000%, 1/25/2037	558,440
	Deutsche Alt-A Securities, Inc.
2,412,807	2.209%, 7/1/2009[c]	881,668
809,710	5.500%, 10/25/2021	604,499
	First Horizon ABS Trust
1,214,349	5.845%, 8/25/2037	729,277
	J.P. Morgan Alternative Loan Trust
601,367	0.384%, 7/25/2009[c]	496,828

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (65.1%)	Value
Collateralized Mortgage Obligations (11.1%) - continued
	J.P. Morgan Mortgage Trust
$514,492	6.500%, 1/25/2035	$367,781
1,149,358	6.048%, 10/25/2036	902,620
	Master Alternative Loans Trust
683,762	6.500%, 7/25/2034	536,647
	MASTR Alternative Loans Trust
1,458,209	6.500%, 5/25/2034	1,261,123
	Washington Mutual Mortgage Pass-Through Certificates
2,133,427	2.090%, 7/1/2009[c]	689,446
1,247,119	5.841%, 8/25/2046	965,933
	Wells Fargo Mortgage Backed Securities Trust
2,459,994	6.031%, 9/25/2036	714,946
1,654,388	6.000%, 7/25/2037	1,149,542

	Total Collateralized Mortgage Obligations	13,252,670

Commercial Mortgage-Backed Securities (4.4%)
	Banc of America Large Loan Trust
718,612	0.429%, 7/15/2009[b,c]	583,130
	Commercial Mortgage Pass-Through Certificates
1,000,000	0.499%, 7/15/2009[c,g]	556,142
	Greenwich Capital Commercial Funding Corporation
1,250,000	5.867%, 8/10/2017	654,845
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,750,000	5.336%, 5/15/2047	1,341,541
	LB-UBS Commercial Mortgage Trust
1,250,000	4.568%, 1/15/2031[f]	1,073,145
	Wachovia Bank Commercial Mortgage Trust
2,000,000	0.439%, 7/15/2009[c,g]	1,000,000

	Total Commercial Mortgage-Backed Securities	5,208,803

Communications Services (7.1%)
	American Tower Corporation
180,000	7.000%, 10/15/2017	174,150
	Charter Communications Operating, LLC
150,000	10.000%, 4/30/2012[b,e]	144,375
300,000	10.375%, 4/30/2014[b,e]	287,250
	Cincinnati Bell, Inc.
295,000	7.250%, 7/15/2013	269,925
	Cricket Communications, Inc.
295,000	9.375%, 11/1/2014	290,575
	CSC Holdings, Inc.
550,000	7.625%, 4/1/2011	544,500
150,000	8.500%, 4/15/2014[b]	148,687
	Dex Media West, LLC/Dex Media West Finance Company
150,000	8.500%, 8/15/2010[e]	108,000
99,000	9.875%, 8/15/2013[e]	15,098
	DIRECTV Holdings, LLC
235,000	6.375%, 6/15/2015	217,375
310,000	7.625%, 5/15/2016	301,475
	EchoStar DBS Corporation
285,000	6.625%, 10/1/2014	262,912
	Intelsat Subsidiary Holding Company, Ltd.
240,000	8.500%, 1/15/2013	230,400
295,000	8.875%, 1/15/2015[b]	284,675
	Level 3 Financing, Inc.
150,000	9.250%, 11/1/2014	123,000
	Liberty Media Corporation
280,000	5.700%, 5/15/2013	242,200
	Mediacom Broadband, LLC
290,000	8.500%, 10/15/2015	261,000
	Nextel Communications, Inc.
150,000	7.375%, 8/1/2015	119,625
	Nielsen Finance, LLC/Nielsen Finance Company
150,000	10.000%, 8/1/2014	141,938
	NTL Cable plc
240,000	9.125%, 8/15/2016	231,000
	Paetec Holding Corporation
180,000	8.875%, 6/30/2017[b]	169,200
	Quebecor Media, Inc.
420,000	7.750%, 3/15/2016	380,625
	Qwest Communications International, Inc.
280,000	7.250%, 2/15/2011	271,600
	Qwest Corporation
260,000	7.875%, 9/1/2011	260,000
	R.H. Donnelley Corporation
300,000	6.875%, 1/15/2013[e]	15,375
	R.H. Donnelley, Inc.
9,000	11.750%, 5/15/2015[b,e]	4,140
	Sprint Capital Corporation
290,000	8.375%, 3/15/2012	285,650
	Sprint Nextel Corporation
205,000	6.000%, 12/1/2016	167,587
	Time Warner Cable, Inc.
300,000	5.850%, 5/1/2017	299,580
450,000	8.250%, 4/1/2019	510,578
	Verizon Communications, Inc.
450,000	6.350%, 4/1/2019	468,131
	Verizon Wireless Capital, LLC
450,000	8.500%, 11/15/2018[b]	537,792
	Videotron Ltee
390,000	6.875%, 1/15/2014	360,750
	Windstream Corporation
350,000	8.625%, 8/1/2016	335,125

	Total Communications Services	8,464,293

Consumer Cyclical (7.8%)
	AMC Entertainment, Inc.
300,000	8.750%, 6/1/2019[b]	282,000
	Ameristar Casinos, Inc.
220,000	9.250%, 6/1/2014[b]	224,400
	Boyd Gaming Corporation
150,000	6.750%, 4/15/2014	121,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (65.1%)	Value
Consumer Cyclical (7.8%) - continued
	Burlington Coat Factory Warehouse Corporation
$220,000	11.125%, 4/15/2014	$174,900
	Centex Corporation
530,000	7.500%, 1/15/2012	533,975
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
350,000	10.125%, 3/1/2012	278,687
	Corrections Corporation of America
270,000	6.250%, 3/15/2013	255,825
	CVS Caremark Corporation
300,000	6.600%, 3/15/2019	320,551
	D.R. Horton, Inc.
300,000	6.500%, 4/15/2016	256,500
	Dollarama Group, LP
139,000	7.468%, 12/15/2009[c]	128,575
260,000	8.875%, 8/15/2012	251,550
	Ford Motor Credit Company, LLC
640,000	8.000%, 6/1/2014	517,836
	Gaylord Entertainment Company
220,000	6.750%, 11/15/2014	164,450
	Goodyear Tire & Rubber Company
150,000	8.625%, 12/1/2011	147,750
	Harrah’s Operating Company, Inc.
310,000	11.250%, 6/1/2017[b]	292,950
	Host Marriott, LP
570,000	6.375%, 3/15/2015	493,050
	KB Home
280,000	6.250%, 6/15/2015	239,400
	Lear Corporation
295,000	8.500%, 12/1/2013[d]	76,700
	Levi Strauss & Company
150,000	9.750%, 1/15/2015	147,375
	Limited Brands, Inc.
350,000	6.900%, 7/15/2017	302,858
	MGM MIRAGE
295,000	6.625%, 7/15/2015[d]	192,488
260,000	11.125%, 11/15/2017[b]	275,600
	Neiman Marcus Group, Inc.
150,000	10.375%, 10/15/2015	87,750
	Pinnacle Entertainment, Inc.
150,000	7.500%, 6/15/2015	128,250
	Pokagon Gaming Authority
270,000	10.375%, 6/15/2014[b]	264,600
	Pulte Homes, Inc.
280,000	5.200%, 2/15/2015	233,800
	Rite Aid Corporation
150,000	10.375%, 7/15/2016	135,000
240,000	7.500%, 3/1/2017	187,800
	Royal Caribbean Cruises, Ltd.
400,000	7.250%, 6/15/2016	316,000
	Service Corporation International
170,000	6.750%, 4/1/2015	153,850
	Shingle Springs Tribal Gaming Authority
320,000	9.375%, 6/15/2015[b]	192,000
	Stewart Enterprises, Inc., Convertible
180,000	3.125%, 7/15/2014	142,650
60,000	3.375%, 7/15/2016	45,375
	TRW Automotive, Inc.
240,000	7.000%, 3/15/2014[b,d]	172,800
	Tunica Biloxi Gaming Authority
360,000	9.000%, 11/15/2015[g]	316,800
	Turning Stone Resort Casino Enterprise
380,000	9.125%, 9/15/2014[g]	323,950
	Universal City Florida Holding Company I/II
242,000	5.778%, 8/1/2009[c]	197,835
	Viacom, Inc.
450,000	6.250%, 4/30/2016	443,322
	Warnaco, Inc.
210,000	8.875%, 6/15/2013	212,100

	Total Consumer Cyclical	9,232,802

Consumer Non-Cyclical (5.2%)
	Altria Group, Inc.
450,000	9.950%, 11/10/2038	519,446
	Biomet, Inc.
220,000	10.000%, 10/15/2017[b]	223,850
130,000	10.375%, 10/15/2017	125,775
	Community Health Systems, Inc.
480,000	8.875%, 7/15/2015	470,400
	Constellation Brands, Inc.
125,000	7.250%, 9/1/2016	115,625
	DaVita, Inc.
290,000	6.625%, 3/15/2013	273,325
	Del Monte Corporation
150,000	8.625%, 12/15/2012	151,875
	General Mills, Inc.
300,000	5.650%, 2/15/2019	313,549
	HCA, Inc.
550,000	9.250%, 11/15/2016	541,750
	Jarden Corporation
250,000	7.500%, 5/1/2017[d]	218,750
	Kroger Company
450,000	6.400%, 8/15/2017	477,081
	M-Foods Holdings, Inc.
200,000	9.750%, 10/1/2013[b]	192,500
	Michael Foods, Inc.
230,000	8.000%, 11/15/2013	224,250
	Omega Healthcare Investors, Inc.
150,000	7.000%, 4/1/2014	136,875
	Omnicare, Inc.
180,000	6.875%, 12/15/2015	162,450
	Stater Brothers Holdings, Inc.
290,000	8.125%, 6/15/2012	285,650
	SUPERVALU, Inc.
460,000	7.500%, 11/15/2014	441,600
	Tenet Healthcare Corporation
300,000	7.375%, 2/1/2013	270,000
150,000	9.000%, 5/1/2015[b]	151,125
150,000	10.000%, 5/1/2018[b]	157,500
	Tyson Foods, Inc.
300,000	7.850%, 4/1/2016	289,277

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (65.1%)	Value
Consumer Non-Cyclical (5.2%) - continued
	US Oncology, Inc.
$130,000	10.750%, 8/15/2014	$128,700
200,000	9.125%, 8/15/2017[b]	198,500
	Ventas Realty, LP/Ventas Capital Corporation
20,000	6.500%, 6/1/2016	17,900
	Visant Corporation
150,000	7.625%, 10/1/2012	149,625

	Total Consumer Non-Cyclical	6,237,378

Energy (4.1%)
	Chesapeake Energy Corporation
210,000	9.500%, 2/15/2015	211,575
470,000	6.375%, 6/15/2015	418,300
200,000	6.250%, 1/15/2018	166,000
	Cie Generale de Geophysique Veritas
300,000	7.500%, 5/15/2015	275,250
	Connacher Oil and Gas, Ltd.
280,000	10.250%, 12/15/2015[b]	169,400
	ConocoPhillips
300,000	6.500%, 2/1/2039	319,330
	Denbury Resources, Inc.
220,000	7.500%, 12/15/2015	209,000
	Forest Oil Corporation
300,000	8.500%, 2/15/2014[b]	294,750
270,000	7.250%, 6/15/2019	241,650
	Hornbeck Offshore Services, Inc.
170,000	6.125%, 12/1/2014	154,063
	Marathon Oil Corporation
450,000	7.500%, 2/15/2019	491,153
	Mariner Energy, Inc.
160,000	11.750%, 6/30/2016	159,200
	Newfield Exploration Company
225,000	6.625%, 4/15/2016	203,062
150,000	7.125%, 5/15/2018	136,312
	PetroHawk Energy Corporation
270,000	9.125%, 7/15/2013	268,650
	Petroplus Finance, Ltd.
200,000	7.000%, 5/1/2017[b]	166,000
	Plains Exploration & Production Company
230,000	7.750%, 6/15/2015	215,050
280,000	10.000%, 3/1/2016	287,700
	Pride International, Inc.
155,000	7.375%, 7/15/2014	153,838
	Sandridge Energy, Inc.
120,000	9.875%, 5/15/2016[b]	115,800
	Tesoro Corporation
300,000	6.625%, 11/1/2015	269,250

	Total Energy	4,925,333

Financials (6.8%)
	AvalonBay Communities, Inc.
450,000	5.750%, 9/15/2016	418,934
	AXA SA
300,000	6.463%, 12/14/2018[b]	189,000
	BBVA Bancomer SA
300,000	6.008%, 5/17/2022[b]	238,284
	Boston Properties, LP
450,000	5.000%, 6/1/2015	404,837
	CDX North America High Yield
890,000	8.875%, 6/29/2013[b]	809,900
	Deluxe Corporation
150,000	5.125%, 10/1/2014	114,750
	ERP Operating, LP
450,000	5.750%, 6/15/2017	419,796
	Fairfax Financial Holdings, Ltd.
150,000	7.750%, 6/15/2017	134,250
	General Motors Acceptance Corporation, LLC
170,000	5.375%, 6/6/2011[b,d]	144,500
150,000	6.875%, 9/15/2011[b]	131,250
120,000	7.500%, 12/31/2013[b]	93,000
	HCP, Inc.
450,000	6.700%, 1/30/2018	390,913
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	445,101
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[e]	88,500
	Liberty Mutual Group, Inc.
300,000	10.750%, 6/15/2038[b]	216,000
	Lincoln National Corporation
870,000	7.000%, 5/17/2016	548,100
	MetLife, Inc.
75,000	7.875%, 12/15/2037[b]	60,750
	Mitsubishi UFG Capital Finance, Ltd.
300,000	6.346%, 7/25/2016	262,623
	Nuveen Investments, Inc.
150,000	10.500%, 11/15/2015[b]	103,500
	ProLogis Trust
290,000	5.625%, 11/15/2016	222,922
	Prudential Financial, Inc.
130,000	8.875%, 6/15/2038	107,900
	Rabobank Nederland
435,000	11.000%, 6/30/2019[b]	483,937
	Regency Centers, LP
450,000	5.875%, 6/15/2017	364,559
	Simon Property Group, LP
450,000	6.125%, 5/30/2018	418,574
	Swiss RE Capital I, LP
580,000	6.854%, 5/25/2016[b]	319,232
	Wachovia Capital Trust III
580,000	5.800%, 3/15/2011	348,000
	Wells Fargo Capital XIII
670,000	7.700%, 3/26/2013	556,100

	Total Financials	8,035,212

Technology (1.6%)
	Amkor Technology, Inc.
150,000	7.750%, 5/15/2013	137,625
	Avago Technologies Finance Pte
36,000	6.168%, 9/1/2009[c]	31,050
180,000	10.125%, 12/1/2013	183,600
	First Data Corporation
500,000	9.875%, 9/24/2015	355,000
	Flextronics International, Ltd.
230,000	6.250%, 11/15/2014	215,050
	Iron Mountain, Inc.
295,000	7.750%, 1/15/2015	283,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Principal Amount	Long-Term Fixed Income (65.1%)	Value
Technology (1.6%) - continued
	NXP BV/NXP Funding, LLC
$29,000	10.000%, 7/15/2013[b]	$21,098
	Seagate Technology HDD Holdings
230,000	6.800%, 10/1/2016	197,225
	Sungard Data Systems, Inc.
570,000	4.875%, 1/15/2014	504,450

	Total Technology	1,928,298

Transportation (1.1%)
	American Airlines Pass Through Trust
150,000	7.858%, 10/1/2011	140,625
	Continental Airlines, Inc.
252,204	7.875%, 7/2/2018	147,540
	Delta Air Lines, Inc.
180,000	7.920%, 11/18/2010	165,600
	Hertz Corporation
370,000	8.875%, 1/1/2014	340,400
	Kansas City Southern de Mexico SA de CV
210,000	7.625%, 12/1/2013	180,600
300,000	12.500%, 4/1/2016[b]	304,500

	Total Transportation	1,279,265

Utilities (5.5%)
	AES Corporation
570,000	7.750%, 10/15/2015	530,100
	AmeriGas Partners, LP
150,000	7.250%, 5/20/2015	140,625
	Copano Energy, LLC
290,000	8.125%, 3/1/2016	272,600
	Dynegy Holdings, Inc.
150,000	6.875%, 4/1/2011[d]	144,375
170,000	8.375%, 5/1/2016	144,075
150,000	7.750%, 6/1/2019	116,812
	Edison Mission Energy
180,000	7.750%, 6/15/2016	146,700
270,000	7.000%, 5/15/2017	207,225
	El Paso Corporation
150,000	12.000%, 12/12/2013	165,000
320,000	6.875%, 6/15/2014	298,638
	Energy Future Holdings Corporation
290,000	10.875%, 11/1/2017[d]	211,700
	Enterprise Products Operating, LP
1,000,000	7.034%, 1/15/2018	737,500
	Illinois Power Company
240,000	6.125%, 11/15/2017	233,175
	Kinder Morgan Energy Partners, LP
150,000	6.500%, 9/1/2012	146,625
	Kinder Morgan Finance Company ulc
280,000	5.700%, 1/5/2016	240,100
	Mirant North America, LLC
250,000	7.375%, 12/31/2013	240,000
	NRG Energy, Inc.
475,000	7.375%, 2/1/2016	449,469
	Pacific Energy Partners, LP/Pacific Energy Finance Corporation
170,000	7.125%, 6/15/2014	174,069
	PNM Resources, Inc.
150,000	9.250%, 5/15/2015	138,938
	Regency Energy Partners, LP
150,000	8.375%, 12/15/2013	144,750
210,000	9.375%, 6/1/2016[b]	203,175
	Sabine Pass LNG, LP
295,000	7.500%, 11/30/2016	238,213
	SemGroup, LP
210,000	8.750%, 11/15/2015[b,e]	8,400
	Southern Star Central Corporation
150,000	6.750%, 3/1/2016	133,687
	Southern Union Company
300,000	7.200%, 11/1/2011	204,000
	Texas Competitive Electric Holdings Company, LLC
390,000	10.250%, 11/1/2015[d]	242,775
	Trans-Canada Pipelines
600,000	6.350%, 5/15/2017	417,000
	Williams Partners, LP
170,000	7.250%, 2/1/2017	155,125

	Total Utilities	6,484,851

	Total Long-Term Fixed Income (cost $88,334,788)	77,515,821

Shares	Common Stock (24.8%)
Consumer Discretionary (2.3%)
3,300	Best Buy Company, Inc.	110,517
8,900	CBS Corporation	61,588
4,300	Comcast Corporation	62,307
2,800	Family Dollar Stores, Inc.	79,240
4,800	Genuine Parts Company	161,088
18,200	Home Depot, Inc.	430,066
12,100	KB Home[d]	165,528
4,700	McDonald’s Corporation	270,203
8,400	McGraw-Hill Companies, Inc.	252,924
1,200	National Presto Industries, Inc.	91,320
4,500	Snap-On, Inc.	129,330
3,400	Stanley Works	115,056
6,600	Staples, Inc.	133,122
2,600	Starwood Hotels & Resorts Worldwide, Inc.	57,720
10,866	Time Warner, Inc.	273,715
2,400	VF Corporation	132,840
4,000	Whirlpool Corporation[d]	170,240

	Total Consumer Discretionary	2,696,804

Consumer Staples (2.5%)
12,100	Altria Group, Inc.	198,319
2,500	Coca-Cola Company	119,975
2,600	ConAgra Foods, Inc.	49,556
2,000	CVS Caremark Corporation	63,740
2,100	Diageo plc ADR	120,225
3,300	General Mills, Inc.	184,866
4,000	Kimberly-Clark Corporation	209,720

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (24.8%)	Value
Consumer Staples (2.5%) - continued
10,600	Kraft Foods, Inc.	$268,604
3,400	Lorillard, Inc.	230,418
1,600	McCormick & Company, Inc.	52,048
9,500	Nu Skin Enterprises, Inc.	145,350
2,500	PepsiCo, Inc.	137,400
8,700	Philip Morris International, Inc.	379,494
5,140	Procter & Gamble Company	262,654
7,900	SUPERVALU, Inc.	102,305
3,200	SYSCO Corporation	71,936
9,800	Tyson Foods, Inc.	123,578
2,700	Unilever plc ADR	63,450
800	Village Super Market, Inc.	23,800
3,500	Wal-Mart Stores, Inc.	169,540

	Total Consumer Staples	2,976,978

Energy (3.4%)
1,300	Apache Corporation	93,795
8,400	BJ Services Company	114,492
4,300	BP plc ADR	205,024
8,600	Chevron Corporation	569,750
12,600	ConocoPhillips	529,956
1,500	Devon Energy Corporation	81,750
1,200	Diamond Offshore Drilling, Inc.	99,660
1,200	Encana Corporation	59,364
3,300	ENSCO International, Inc.	115,071
9,300	Exxon Mobil Corporation	650,163
4,800	Halliburton Company	99,360
6,900	Marathon Oil Corporation	207,897
3,000	National Oilwell Varco, Inc.[h]	97,980
4,200	Noble Corporation	127,050
3,000	Occidental Petroleum Corporation	197,430
500	PetroChina Company, Ltd.	55,240
2,000	Petroleo Brasileiro SA ADR	66,720
2,500	Royal Dutch Shell plc ADR	125,475
7,100	Teekay Shipping Corporation	149,313
2,900	Tidewater, Inc.	124,323
2,350	Total SA ADR	127,441
4,800	Valero Energy Corporation	81,072
1,500	XTO Energy, Inc.	57,210

	Total Energy	4,035,536

Financials (6.6%)
4,400	ACE, Ltd.	194,612
3,500	AFLAC, Inc.	108,815
5,700	Allstate Corporation	139,080
3,100	AMB Property Corporation	58,311
2,600	American Campus Communities, Inc.	57,668
1,700	American Express Company	39,508
4,900	Ameriprise Financial, Inc.	118,923
3,900	Annaly Capital Management, Inc.	59,046
2,953	AvalonBay Communities, Inc.	165,191
14,300	Bank of America Corporation	188,760
5,600	Bank of New York Mellon Corporation	164,136
5,800	BB&T Corporation	127,484
500	BlackRock, Inc.	87,710
4,900	Boston Properties, Inc.	233,730
1,900	BRE Properties, Inc.	45,144
5,600	Brookfield Properties Corporation	44,632
2,400	Camden Property Trust	66,240
2,400	Chubb Corporation	95,712
1,700	City Holding Company	51,612
2,500	Corporate Office Properties Trust	73,325
1,500	Cullen/Frost Bankers, Inc.	69,180
7,500	DCT Industrial Trust, Inc.	30,600
3,400	Digital Realty Trust, Inc.[d]	121,890
4,400	Douglas Emmett, Inc.	39,556
1,500	Equity Lifestyle Properties, Inc.	55,770
7,900	Equity Residential REIT	175,617
1,400	Essex Property Trust, Inc.	87,122
2,600	Federal Realty Investment Trust	133,952
1,500	Goldman Sachs Group, Inc.	221,160
6,600	Health Care Property Investors, Inc.	139,854
2,900	Health Care REIT, Inc.	98,890
3,200	Highwoods Properties, Inc.	71,584
1,200	Home Properties, Inc.	40,920
1,750	Hospitality Properties Trust	20,807
15,400	Host Marriott Corporation	129,206
8,400	Hudson City Bancorp, Inc.	111,636
22,700	J.P. Morgan Chase & Company	774,297
6,745	Kimco Realty Corporation	67,787
3,700	Liberty Property Trust	85,248
3,901	Macerich Company[d]	68,697
2,700	Mack-Cali Realty Corporation	61,560
2,800	Morgan Stanley	79,828
4,000	Nationwide Health Properties, Inc.	102,960
5,000	New York Community Bancorp, Inc.[d]	53,450
5,900	People’s United Financial, Inc.	88,736
1,800	Plum Creek Timber Company, Inc.[d]	53,604
3,700	PNC Financial Services Group, Inc.	143,597
7,500	ProLogis Trust	60,450
3,702	Public Storage, Inc.	242,407
3,000	Regency Centers Corporation	104,730
4,100	Senior Housing Property Trust	66,912
7,274	Simon Property Group, Inc.	374,102
6,700	State Street Corporation	316,240
14,100	Sunstone Hotel Investors, Inc.	75,435
3,300	T. Rowe Price Group, Inc.	137,511
1,700	Tanger Factory Outlet Centers, Inc.[d]	55,131
2,600	Taubman Centers, Inc.	69,836
7,900	Travelers Companies, Inc.	324,216
10,400	U.S. Bancorp	186,368
5,300	Ventas, Inc.	158,258
4,596	Vornado Realty Trust	206,958
11,800	Wells Fargo & Company	286,268

	Total Financials	7,911,969

Health Care (2.4%)
5,500	Abbott Laboratories	258,720
1,000	Amgen, Inc.[h]	52,940
1,800	Baxter International, Inc.	95,328
1,000	Becton, Dickinson and Company	71,310
43,700	Boston Scientific Corporation[h]	443,118
8,500	Bristol-Myers Squibb Company	172,635
4,000	Eli Lilly and Company	138,560
7,300	Johnson & Johnson	414,640
3,400	Medtronic, Inc.	118,626

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Common Stock (24.8%)	Value
Health Care (2.4%) - continued
6,600	Merck & Company, Inc.	$184,536
2,650	Novartis AG ADR	108,093
28,100	Pfizer, Inc.	421,500
500	Teva Pharmaceutical Industries, Ltd. ADR	24,670
3,300	UnitedHealth Group, Inc.	82,434
5,800	Wyeth	263,262

	Total Health Care	2,850,372

Industrials (2.1%)
2,300	3M Company	138,230
2,300	Caterpillar, Inc.	75,992
3,300	Dover Corporation	109,197
2,100	Eaton Corporation	93,681
3,000	Emerson Electric Company	97,200
2,500	FedEx Corporation	139,050
2,800	Fluor Corporation	143,612
1,900	General Dynamics Corporation	105,241
25,400	General Electric Company	297,688
2,800	Honeywell International, Inc.	87,920
7,400	Illinois Tool Works, Inc.	276,316
2,900	Parker-Hannifin Corporation	124,584
8,600	R.R. Donnelley & Sons Company	99,932
2,900	Republic Services, Inc.	70,789
3,700	Timken Company	63,196
8,300	Tyco International, Ltd.	215,634
2,300	United Parcel Service, Inc.	114,977
5,400	United Technologies Corporation	280,584

	Total Industrials	2,533,823

Information Technology (2.3%)
2,800	Accenture, Ltd.	93,688
6,800	Cisco Systems, Inc.[h]	126,752
300	Google, Inc.[h]	126,477
3,200	Harris Corporation	90,752
3,200	Hewlett-Packard Company	123,680
14,200	Intel Corporation	235,010
3,900	International Business Machines Corporation	407,238
15,900	Microsoft Corporation	377,943
6,050	Nokia Oyj ADR	88,209
20,300	Oracle Corporation	434,826
5,000	Paychex, Inc.	126,000
5,200	QUALCOMM, Inc.	235,040
7,900	Tyco Electronics, Ltd.	146,861
19,700	United Online, Inc.	128,247

	Total Information Technology	2,740,723

Materials (1.0%)
1,700	Air Products and Chemicals, Inc.	109,803
2,600	BHP Billiton, Ltd.[d]	142,298
7,000	E.I. du Pont de Nemours and Company	179,340
2,900	Lubrizol Corporation	137,199
3,600	Nucor Corporation	159,948
7,300	Olin Corporation	86,797
7,600	Packaging Corporation of America	123,120
2,600	PPG Industries, Inc.	114,140
1,000	Praxair, Inc.	71,070
5,400	Southern Copper Corporation[d]	110,376

	Total Materials	1,234,091

Telecommunications Services (1.1%)
24,300	AT&T, Inc.	603,612
14,100	Verizon Communications, Inc.	433,293
6,700	Vodafone Group plc ADR	130,583
15,200	Windstream Corporation	127,072

	Total Telecommunications Services	1,294,560

Utilities (1.1%)
3,700	AGL Resources, Inc.	117,660
8,700	Duke Energy Corporation	126,933
4,200	Energen Corporation	167,580
800	Entergy Corporation	62,016
2,000	Exelon Corporation	102,420
3,500	FPL Group, Inc.	199,010
5,700	Integrys Energy Group, Inc.	170,943
3,600	Mirant Corporation[h]	56,664
10,200	NiSource, Inc.	118,932
2,900	PG&E Corporation	111,476
2,200	Questar Corporation	68,442

	Total Utilities	1,302,076

	Total Common Stock (cost $33,968,606)	29,576,932

	Mutual Funds (1.6%)
Fixed Income Mutual Funds (1.6%)
464,191	Thrivent High Yield Fund	1,893,899

	Total Fixed Income Mutual Funds	1,893,899

	Total Mutual Funds (cost $1,750,000)	1,893,899

	Preferred Stock (0.3%)
Financials (0.2%)
4,000	Bank of America Corporation, 8.625%	81,120
4,000	Federal National Mortgage Association, 8.250%	5,360
101	Preferred Blocker, Inc., 7.000%[b]	43,436
4,000	U.S. Bancorp, 7.875%	99,400

	Total Financials	229,316

Utilities (0.1%)
4,000	Xcel Energy, Inc., 7.600%	101,320

	Total Utilities	101,320

	Total Preferred Stock (cost $426,790)	330,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Shares	Collateral Held for Securities Loaned (2.0%)	Value
2,387,845	Thrivent Financial Securities Lending Trust	$2,387,845

	Total Collateral Held for Securities Loaned (cost $2,387,845)	2,387,845

Shares or Principal Amount	Short-Term Investments (7.3%)[i]
	Federal Home Loan Mortgage Corporation Discount Notes
1,500,000	0.196%, 9/21/2009[j]	1,499,336
7,176,174	Thrivent Money Market Fund	7,176,174

	Total Short-Term Investments (at amortized cost)	8,675,510

	Total Investments (cost $135,543,539) 101.1%	$120,380,643

	Other Assets and Liabilities, Net (1.1%)	(1,306,435)

	Total Net Assets 100.0%	$119,074,208

a	All or a portion of the security is insured or guaranteed.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2009, the value of these investments was $13,141,441 or 11.0% of total net assets.
c	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.
d	All or a portion of the security is on loan as discussed in item 2(M) of the Notes to Financial Statements.
e	In bankruptcy.
f	All or a portion of the security was earmarked to cover options.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of June 30, 2009.

Security	Acquisition Date	Cost
Commercial Mortgage Pass- Through Certificates	5/2/2007	$1,000,000
Tunica Biloxi Gaming Authority	11/8/2005	360,000
Turning Stone Resort Casino Enterprise	9/8/2006	321,614
Wachovia Bank Commercial Mortgage Trust	4/25/2007	2,000,000

h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
j	At June 30, 2009, $1,499,336 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,524,993
Gross unrealized depreciation	(18,687,889)
Net unrealized appreciation (depreciation)	($15,162,896)

Cost for federal income tax purposes	$135,543,539

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2009, in valuing Diversified Income Plus Fund’s assets carried at fair value as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,681,669	—	5,681,669	—
Basic Materials	4,142,450	—	4,142,450	—
Capital Goods	2,642,797	—	2,642,797	—
Collateralized Mortgage Obligations	13,252,670	—	13,252,670	—
Commercial Mortgage-Backed Securities	5,208,803	—	5,208,803	—
Communications Services	8,464,293	—	8,464,293	—
Consumer Cyclical	9,232,802	—	9,232,802	—
Consumer Non-Cyclical	6,237,378	—	6,237,378	—
Energy	4,925,333	—	4,925,333	—
Financials	8,035,212	—	8,035,212	—
Technology	1,928,298	—	1,928,298	—
Transportation	1,279,265	—	825,500	453,765
Utilities	6,484,851	—	6,484,851	—
Common Stock
Consumer Discretionary	2,696,804	2,696,804	—	—
Consumer Staples	2,976,978	2,976,978	—	—
Energy	4,035,536	4,035,536	—	—
Financials	7,911,969	7,911,969	—	—
Health Care	2,850,372	2,850,372	—	—
Industrials	2,533,823	2,533,823	—	—
Information Technology	2,740,723	2,740,723	—	—
Materials	1,234,091	1,234,091	—	—
Telecommunications Services	1,294,560	1,294,560	—	—
Utilities	1,302,076	1,302,076	—	—
Mutual Funds
Fixed Income Mutual Funds	1,893,899	1,893,899	—	—
Preferred Stock
Financials	229,316	185,880	43,436	—
Utilities	101,320	101,320	—	—
Collateral Held for Securities Loaned	2,387,845	2,387,845	—	—
Short-Term Investments	8,675,510	7,176,174	1,499,336	—

Total	$120,380,643	$41,322,050	$78,604,828	$453,765

Other Financial Instruments*	($62,050)	($62,050)	$—	$—

*	Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Diversified Income Plus Fund as discussed in item 2(A) of the Notes to Financial Statements.

Investments in Securities	Value December 31, 2008	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/(Sales)	Transfers in and/or (Out of) Level 3	Value June 30, 2009
Preferred Stock Financials	423,368	—	(120,758)	133,701	(392,875)	(43,436)	—
Long-Term Fixed Income
Asset-Backed Securities	1,854,895	—	—	34,785	—	(1,889,680)	—
Transportation	598,228	1,868	(58,458)	193,446	(281,319)	—	453,765

Total	$2,876,491	$1,868	($179,216)	$361,932	($674,194)	($1,933,116)	$453,765

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	September 2009	$4,482,072	$4,474,031	($8,041)
10-Yr. U.S. Treasury Bond Futures	(20)	September 2009	(2,311,033)	(2,325,313)	(14,280)
S&P 500 Index Futures	(18)	September 2009	(4,167,827)	(4,119,750)	48,077
S&P 500 Index Mini-Futures	103	September 2009	4,805,876	4,714,826	(91,050)
Total Futures Contracts					($65,294)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	25	$945.00	July 2009	($7,625)	$3,244
Total Call Options Written				($7,625)	$3,244

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2009, for the Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by Risk Category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Option Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	3,244
Future*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	48,077
Total Equity Contracts		51,321

Total Asset Derivatives		$51,321

Liability Derivatives
Interest Rate Contracts
Future*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	22,321
Total Interest Rate Contracts		22,321
Equity Contracts
Future*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	91,050
Total Equity Contracts		91,050

Total Liability Derivatives		$113,371

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2009, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by Risk Category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Option Written	Net realized gains/(losses) on Written option contracts	25,325
Future	Net realized gains/(losses) on Futures contracts	579,308
Total Equity Contracts		604,633
Interest Rate Contracts
Future	Net realized gains/(losses) on Futures contracts	163,371
Total Interest Rate Contracts		163,371

Total		$768,004

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Fund

Schedule of Investments as of June 30, 2009

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2009, for the Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by Risk Category	Statement of Operations Location	Change in Unrealized Appreciation/(Depreciation) recognized in Income
Equity Contracts
Option Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	3,244
Future	Change in net unrealized appreciation/(depreciation) on Futures contracts	(42,973)
Total Equity Contracts		(39,729)
Interest Rate Contracts
Future	Change in net unrealized appreciation/(depreciation) on Futures contracts	(173,489)
Total Interest Rate Contracts		(173,489)

Total		($213,218)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2008	Gross Purchases	Gross Sales	Shares Held at June 30, 2009	Value June 30, 2009	Income Earned January 1, 2009 - June 30, 2009
High Yield	$—	$1,750,000	$—	464,191	$1,893,899	$32,237
Money Market	3,960,876	27,129,376	23,914,078	7,176,174	7,176,174	18,505
Thrivent Financial Securities Lending Trust	2,951,110	12,082,614	12,645,879	2,387,845	2,387,845	9,992
Total Value and Income Earned	6,911,986				11,457,918	60,734

The accompanying Notes to Financial Statements are an integral part of this schedule.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Statement of Assets and Liabilities

As of June 30, 2009 (unaudited)	Real Estate Securities Fund	Equity Income Plus Fund	Diversified Income Plus Fund
Assets
Investments at cost	$109,275,646	$23,708,814	$135,543,539
Investments in securities at market value	57,964,147	19,382,427	108,922,725
Investments in affiliates at market value	10,498,314	3,505,871	11,457,918
Investments at Market Value	68,462,461	22,888,298	120,380,643

Dividends and interest receivable	262,898	43,435	1,314,816
Prepaid expenses	3,046	2,867	3,511
Receivable for investments sold	51,548	59,628	182,991
Receivable for fund shares sold	16,969	981	10,208
Receivable for variation margin	—	—	29,400
Total Assets	68,796,922	22,995,209	121,921,569

Liabilities
Distributions payable	4,082	1,219	120,209
Accrued expenses	20,750	14,715	61,611
Other liabilities	—	—	54
Payable for investments purchased	252,472	—	—
Payable upon return of collateral for securities loaned	8,858,495	—	2,387,845
Payable for fund shares redeemed	19,157	4,677	131,940
Open options written, at value	—	4,575	7,625
Payable for variation margin	—	16,040	35,690
Payable to affiliate	45,382	10,100	102,387
Total Liabilities	9,200,338	51,326	2,847,361

Net Assets
Capital stock (beneficial interest)	116,950,185	32,683,125	179,424,060
Accumulated undistributed net investment income/(loss)	(147,153)	(1,248)	264,164
Accumulated undistributed net realized gain/(loss)	(16,393,139)	(8,862,805)	(45,389,070)
Net unrealized appreciation/(depreciation) on:
Investments	(40,813,185)	(820,516)	(15,306,795)
Affiliated investments	—	—	143,899
Written option contracts	—	1,946	3,244
Futures contracts	—	(56,619)	(65,294)
Foreign currency transactions	(124)	—	—
Total Net Assets	$59,596,584	$22,943,883	$119,074,208

Class A Share Capital	$7,499,145	$3,069,839	$113,727,135
Shares of beneficial interest outstanding (Class A)	1,369,004	454,449	22,532,050
Net asset value per share	$5.48	$6.76	$5.05
Maximum public offering price	$5.80	$7.15	$5.29

Institutional Class Share Capital	$52,097,439	$19,874,044	$5,347,073
Shares of beneficial interest outstanding (Institutional Class)	9,508,558	2,940,126	1,062,771
Net asset value per share	$5.48	$6.76	$5.03

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Operations

For the six months ended June 30, 2009 (unaudited)	Real Estate Securities Fund	Equity Income Plus Fund	Diversified Income Plus Fund
Investment Income
Dividends	$1,588,170	$347,342	$645,316
Taxable interest	54,923	9,057	3,875,389
Income from securities loaned	34,546	—	9,992
Income from affiliated investments	5,017	10,077	50,742
Foreign dividend tax withholding	(2,571)	(2,343)	(3,269)
Total Investment Income	1,680,085	364,133	4,578,170

Expenses
Adviser fees	211,531	68,248	306,626
Administrative service fees	40,288	37,100	46,149
Amortization of offering costs	—	5,370	—
Audit and legal fees	9,908	9,085	10,176
Custody fees	4,658	12,795	19,255
Distribution expenses Class A	8,538	3,357	133,120
Distribution expenses Class B	—	—	584
Insurance expenses	1,968	1,796	2,219
Printing and postage expenses Class A	13,928	84	44,807
Printing and postage expenses Class B	—	—	183
Printing and postage expenses Institutional Class	216	368	292
SEC and state registration expenses	22,346	16,149	5,600
Transfer agent fees Class A	27,268	4,099	99,136
Transfer agent fees Class B	—	—	439
Transfer agent fees Institutional Class	210	59	1,487
Trustees’ fees	2,075	1,955	4,747
Other expenses	3,941	4,561	12,606
Total Expenses Before Reimbursement	346,875	165,026	687,426

Less:
Reimbursement from adviser	(47,784)	(76,318)	(12,832)
Custody earnings credit	—	(10)	(7)
Total Net Expenses	299,091	88,698	674,587

Net Investment Income/(Loss)	1,380,994	275,435	3,903,583

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(8,119,389)	(4,227,744)	(10,715,946)
Written option contracts	—	18,112	25,325
Futures contracts	—	155,187	742,679
Change in net unrealized appreciation/(depreciation) on:
Investments	(659,591)	3,223,258	18,251,756
Affiliated investments	—	—	143,899
Written option contracts	—	1,054	3,244
Futures contracts	—	(129,042)	(216,462)
Foreign currency transactions	75	—	—
Net Realized and Unrealized Gains/(Losses)	(8,778,905)	(959,175)	8,234,495

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(7,397,911)	$(683,740)	$12,138,078

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets

	Real Estate Securities Fund		Equity Income Plus Fund
For the periods ended	6/30/2009 (unaudited)	12/31/2008	6/30/2009 (unaudited)	12/31/2008(a)
Operations
Net investment income/(loss)	$1,380,994	$2,593,690	$275,435	$574,052
Net realized gains/(losses)	(8,119,389)	(6,309,531)	(4,054,445)	(4,808,405)
Change in net unrealized appreciation/(depreciation)	(659,516)	(35,091,014)	3,095,270	(3,970,459)
Net Change in Net Assets Resulting From Operations	(7,397,911)	(38,806,855)	(683,740)	(8,204,812)

Distributions to Shareholders
From net investment income	(1,524,207)	(2,553,815)	(275,574)	(601,659)
From return of capital	—	(1,655,454)	—	(29,022)
Total Distributions to Shareholders	(1,524,207)	(4,209,269)	(275,574)	(630,681)
Capital Stock Transactions
Class A
Sold	858,774	4,297,862	723,278	8,441,173
Distributions reinvested	189,576	501,778	29,219	73,763
Redeemed	(812,107)	(4,912,324)	(507,188)	(4,274,399)

Total Class A Capital Stock Transactions	236,243	(112,684)	245,309	4,240,537

Institutional Class
Sold	3,131,820	30,421,761	419,803	27,843,145
Distributions reinvested	1,327,594	3,690,230	244,285	553,495
Redeemed	(1,072,610)	(15,863,248)	(264,493)	(543,391)

Total Institutional Class Capital Stock Transactions	3,386,804	18,248,743	399,595	27,853,249
Capital Stock Transactions	3,623,047	18,136,059	644,904	32,093,786

Net Increase/(Decrease) in Net Assets	(5,299,071)	(24,880,065)	(314,410)	23,258,293
Net Assets, Beginning of Period	64,895,655	89,775,720	23,258,293	—
Net Assets, End of Period	$59,596,584	$64,895,655	$22,943,883	$23,258,293
Accumulated undistributed net investment income/(loss)	$(147,153)	$(3,940)	$(1,248)	$(1,109)

Capital Stock Share Transactions
Class A shares
Sold	166,302	431,194	112,965	873,747
Distributions reinvested	39,707	59,459	4,621	8,956
Redeemed	(159,467)	(551,069)	(82,196)	(463,644)

Total Class A shares	46,542	(60,416)	35,390	419,059

Capital Stock Share Transactions
Institutional Class shares
Sold	562,670	2,924,853	61,593	2,875,596
Distributions reinvested	277,401	434,304	38,736	67,773
Redeemed	(240,036)	(1,571,049)	(45,616)	(57,956)

Total Institutional Class shares	600,035	1,788,108	54,713	2,885,413

(a)	For the period from February 29, 2008 (inception) through December 31, 2008

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Statement of Changes in Net Assets - continued

	Diversified Income Plus Fund
For the periods ended	6/30/2009 (unaudited)	12/31/2008
Operations
Net investment income/(loss)	$3,903,583	$7,791,687
Net realized gains/(losses)	(9,947,942)	(21,696,366)
Change in net unrealized appreciation/(depreciation)	18,182,437	(24,637,397)
Net Change in Net Assets Resulting From Operations	12,138,078	(38,542,076)
Distributions to Shareholders
From net investment income	(3,568,987)	(8,262,778)
From return of capital	—	(40,687)
Total Distributions to Shareholders	(3,568,987)	(8,303,465)
Capital Stock Transactions
Class A
Sold	5,844,509	15,208,811
Distributions reinvested	2,676,379	6,220,982
Redeemed	(12,418,622)	(42,787,885)

Total Class A Capital Stock Transactions	(3,897,734)	(21,358,092)

Class B
Sold	228	12,275
Distributions reinvested	1,954	49,396
Redeemed	(564,785)	(1,411,618)

Total Class B Capital Stock Transactions	(562,603)	(1,349,947)

Institutional Class
Sold	1,874,327	851,164
Distributions reinvested	165,834	355,690
Redeemed	(1,155,905)	(4,865,229)

Total Institutional Class Capital Stock Transactions	884,256	(3,658,375)
Capital Stock Transactions	(3,576,081)	(26,366,414)

Net Increase/(Decrease) in Net Assets	4,993,010	(73,211,955)
Net Assets, Beginning of Period	114,081,198	187,293,153
Net Assets, End of Period	$119,074,208	$114,081,198
Accumulated undistributed net investment income/(loss)	$264,164	$(70,432)

Capital Stock Share Transactions
Class A shares
Sold	1,241,482	2,533,459
Distributions reinvested	567,799	1,083,423
Redeemed	(2,667,919)	(7,316,603)

Total Class A shares	(858,638)	(3,699,721)

Capital Stock Share Transactions
Class B shares
Sold	49	2,030
Distributions reinvested	420	8,350
Redeemed	(120,445)	(241,977)

Total Class B shares	(119,976)	(231,597)

Capital Stock Share Transactions
Institutional Class shares
Sold	399,969	148,662
Distributions reinvested	35,289	61,513
Redeemed	(249,185)	(817,788)

Total Institutional Class shares	186,073	(607,613)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is divided into twenty-five separate series (each a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four allocation funds, thirteen equity funds, two hybrid funds, five fixed-income funds, and one money market fund.

This semi-annual report includes Thrivent Real Estate Securities Fund, Thrivent Equity Income Plus Fund and Thrivent Diversified Income Plus Fund, three of the Trust’s twenty-five Funds. The other Funds of the Trust are presented under a separate semi-annual report.

As of June 30, 2009, the Trust includes two classes of shares: Class A and Institutional Class. Class B shares had previously been offered, but effective October 16, 2004, the Trust no longer offered Class B shares for sale. On February 11, 2009, the Trust converted all outstanding Class B shares to Class A shares. The classes of shares differ principally in their respective distribution expenses and arrangements. Class A shares have a 0.25% annual 12b-1 fee and a maximum front-end sales load of 5.50% for equity funds and 4.50% for fixed-income funds. Institutional Class shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Although no longer in existence, Class B shares were offered at net asset value and had a 1.00% annual 12b-1 fee. In addition, Class B shares had a maximum deferred sales charge of 5.00% . The deferred sales charge declined by 1.00% per year through the fifth year.

Diversified Income Plus Fund had all three classes of shares but now has only Class A and Institutional Class shares. Real Estate Securities Fund and Equity Income Plus Fund have always offered only Class A and Institutional Class shares.

All outstanding Class B shares were converted to Class A shares on February 11, 2009. At that time, Diversified Income Plus Fund converted the following Class B shares and amounts into Class A shares:

Fund	Amount	Converted from Class B Shares	Converted to Class A Shares
Diversified Income Plus	$470,996	100,640	100,426

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

For all Funds, short-term securities with maturities of 60 days or less are valued at amortized cost. All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees. As of June 30, 2009, there were no securities valued at fair value.

In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

(B) Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from sales of foreign currency, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. During the six months ended June 30, 2009, Real Estate Securities Fund engaged in this type of investment.

(D) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(E) Income Taxes – No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all taxable income on a timely basis. It is also the intention of the Funds to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividend paid deduction.

Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding on the Statement of Operations.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The Funds adopted the provisions of FIN 48 on June 29, 2007, the extended required implementation date set by the U.S. Securities and Exchange Commission for mutual funds.

FIN 48 requires management of the Trust to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

include Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 30, 2009, open Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended December 31, 2005, through 2008. Additionally, as of June 30, 2009, the tax year ended April 30, 2005, is open for Minnesota and Wisconsin, and the December 31, 2004, tax year is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 30, 2009, Management of the Trust has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(F) Expenses and Income – Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

(G) Custody Earnings Credit – The Funds have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(H) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from Real Estate Securities Fund and Equity Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination can not be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(I) Options – The Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and have no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund doesn’t have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. During the six months ended June 30, 2009, Equity Income Plus Fund and Diversified Income Plus Fund engaged in these types of investments.

(J) Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default. During the six months ended June 30, 2009, Equity Income Plus Fund, and Diversified Income Plus Fund engaged in this type of investment.

(K) Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. During the six months ended June 30, 2009, none of the Funds engaged in these types of investments.

Total Rate of Return Swaps – A total rate of return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total rate of return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. During six months ended June 30, 2009, none of the Funds engaged in this type of investment.

Interest Rate Swaps – An interest rate swap is a swap agreement between two parties to exchange cash flows based on the difference between two interest rates. Typically, one party pays a fixed-rate for a specific period while the other pays a variable-rate based on an underlying index for the same period. Interest rate swaps allow the Funds to manage exposure to interest rate fluctuations. During the six months ended June 30, 2009, none of the Funds engaged in this type of investment.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

(L) Mortgage Dollar Roll Transactions – Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments. These fees are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations. During the six months ended June 30, 2009, none of the funds engaged in this type of transaction.

(M) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Dresdner Bank AG (“Dresdner”). The Agreement authorizes Dresdner to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Financial Securities Lending Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Financial Securities Lending Trust, net of rebates, fees paid to Dresdner for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations and in the Investment in Affiliates sub table after each Funds’ Schedule of Investments. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of June 30, 2009, Real Estate Securities Fund and Diversified Income Plus Fund had securities on loan. The value of securities on loan is as follows:

Fund	Securities on Loan
Real Estate Securities	$8,726,207
Diversified Income Plus	2,295,256

(N) When-Issued and Delayed Delivery Transactions – The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(O) Treasury Inflation Protected Securities – Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security. During the six months ended June 30, 2009, none of the Funds engaged in this type of transaction.

(P) Repurchase Agreements – Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Funds’ investment adviser (or a subadviser) to be creditworthy. During the six months ended June 30, 2009, none of the Funds engaged in this type of investment.

(Q) Equity-Linked Structured Securities – Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option which is recognized as

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

income. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. During the six months ended June 30, 2009, none of the Funds engaged in this type of investment.

(R) Credit Risk – The Funds may be susceptible to credit risk to the extent an issuer or counter party defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivables on defaulted securities are monitored for ability to collect payments in default and are adjusted accordingly.

(S) Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(T) Loss Contingencies – Thrivent Diversified Income Plus Fund is a defendant in an adversary action filed on July 7, 2004, by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. (G-I) against prior and current holders of secured debt of Building Materials Corporation of America (BMCA), a wholly owned subsidiary of G-I. The suit seeks to recover the value of assets G-I transferred to BMCA that later served as collateral for BMCA’s Debt. The Fund at one time held secured notes in the amount of $1,650,000 and, if the plaintiffs are successful, it is possible that the Fund will be required to pay damages in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated.

(U) Loan Commitments – Certain Funds may enter into loan commitments, which generally have interest rates that reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity presented in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

(V) Recent Accounting Pronouncements – In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 – Disclosures about Derivative Instruments and Hedging Activities: An Amendment of FASB Statement No. 133 (“FAS 161”). FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. The Funds have implemented this provision for the June 30, 2009 shareholder report.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 – Subsequent Events. The statement is intended to establish general standards of accounting for and disclosure of events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued. It requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The Funds have implemented this provision for the June 30, 2009 shareholder report. Management of the Trust has evaluated the impact of subsequent events through August 19, 2009, the date the financial statements were available to be issued.

In April 2009, the FASB issued Staff Position (FSP) FAS 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This FSP provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. FAS 157-4 focuses on markets that experience significant decline in volume and level of activity for assets or liabilities as compared to markets that have a history of being inactive. When this exposure to pricing conditions is present further evaluation and disclosure is provided. The Funds have implemented this provision for the June 30, 2009 shareholder report.

(W) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”). Thrivent Asset Mgt. is a wholly owned indirect subsidiary of Thrivent Financial for Lutherans. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	$50 to $100M	$100 to $200M	$200 to $250M	$250 to $500M	$500 to $750M	$750 to $1,000M	$1,000 to $2,000M	$2,000 to $2,500M	$2,500 to $5,000M	Over $5,000M
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Equity Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%

(B) Expense Reimbursements – As of June 30, 2009, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Institutional Class	Expiration Date
Real Estate Securities	1.25%	—	2/28/2010
Equity Income Plus	1.15%	0.80%	2/28/2010

The Funds may invest cash in High Yield Fund and Money Market Fund, subject to certain limitations. During the six months ended June 30, 2009, Diversified Income Plus Fund invested in High Yield Fund. During the six months ended June 30, 2009, Real Estate Securities Fund, Equity Income Plus Fund and Diversified Income Plus Fund invested in Money Market Fund. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to the advisory fee which is charged to the Fund for its investment in High Yield Fund and Money Market Fund.

(C) Distribution Plan – Thrivent Investment Management, Inc. (“Thrivent Investment Mgt.”) is the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Class A shares generally have a Rule 12b-1 fee of no more than 0.25% of average net assets. Class B shares generally had a Rule 12b-1 fee of no more than 1.00% of average net assets.

(D) Sales Charges and Other Fees – For the six months ended June 30, 2009, Thrivent Investment Mgt. received $63,582 of aggregate underwriting concessions from the sales of the Trust’s Class A and Class B shares and aggregate deferred sales charges of $10 from redemptions of Class A and Class B shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services. For the six months ended June 30, 2009, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $123,538 from the Funds.

The Trust has entered into an agreement with Thrivent Financial Investor Services, Inc. (“Thrivent Investor Services”) to provide the Funds with transfer agent services. For the six months ended June 30, 2009, Thrivent Investor Services received aggregate fees for transfer agent services of $133,277 from the Funds.

Each Trustee is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustees’ fees as if invested in any one of the Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares designated to the selected Thrivent Mutual Funds. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The deferred fee liability is an unsecured liability.

Those Trustees not participating in the above plan received $3,626 in fees from the Trust for the six months ended June 30, 2009. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance of meetings and industry conferences.

Certain officers and non-independent Trustees of the Funds are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds.

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

(E) Indirect Expenses – Some Funds invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Fund’s expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax-basis, and components of distributable earnings, are finalized. Therefore, as of June 30, 2009, tax-basis balances have not been determined.

At December 31, 2008, the following funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Real Estate Securities	4,701,392	2016

	$4,701,392

Equity Income Plus	4,389,370	2016

	$4,389,370

Diversified Income Plus	12,668,032	2009
	324,797	2011
	20,726,055	2016

	$33,718,884

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

(5) DISTRIBUTIONS BY CLASS

Net investment income and net realized gain distributions by class for the Funds were as follows:

	Net Investment Income
	For the period ended June 30, 2009				For the period ended December 31, 2008
Fund	Class A	Class B		Institutional Class	Class A	Class B		Institutional Class
Real Estate Securities	$191,517	$	N/A	$1,332,690	$293,918	$	N/A	$2,259,897
Equity Income Plus	31,290		N/A	244,284	73,366		N/A	528,293
Diversified Income Plus	3,396,833		2,163	169,991	7,843,159		56,565	363,054

	Return of Capital
	For the period ended June 30, 2009				For the period ended December 31, 2008
Fund	Class A	Class B		Institutional Class	Class A	Class B		Institutional Class
Real Estate Securities	$—	$	N/A	$—	$214,965	$	N/A	$1,440,489
Equity Income Plus	—		N/A	—	3,821		N/A	25,201
Diversified Income Plus	—		—	—	38,698		359	1,630

Thrivent Mutual Funds

Notes to Financial Statements

As of June 30, 2009

(unaudited)

(6) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2009, the cost of purchases and the proceeds from sales of investment securities other than U.S. Government and short-term securities were as follows:

	In thousands
Fund	Purchases	Sales
Real Estate Securities	$10,410	$6,445
Equity Income Plus	18,863	17,912
Diversified Income Plus	48,217	55,529

(B) Investments in Restricted Securities – Certain Funds may own restricted securities that were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2009, Diversified Income Plus Fund held four restricted securities which represent 1.84% of the Fund’s total net assets. The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – The Funds may invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts – The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 30, 2009, were as follows:

	Number of Contracts	Premium Amount
Equity Income Plus
Balance at December 31, 2008	30	$16,042
Opened	500	313,625
Closed	(515)	(323,146)
Expired	—	—
Exercised	—	—

Balance at June 30, 2009	15	$6,521

Diversified Income Plus
Balance at December 31, 2008	—	$—
Opened	425	222,394
Closed	(400)	(211,525)
Expired	—	—
Exercised	—	—

Balance at June 30, 2009	25	$10,869

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Investment Company Act of 1940. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2009, none of the Funds engaged in purchases or sales of securities pursuant to these procedures.

(8) RELATED PARTY TRANSACTIONS

As of June 30, 2009, related parties held the following:

Fund	Shares	Percent of Fund’s Outstanding Shares
Real Estate Securities	670,968	6.2%

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
REAL ESTATE SECURITIES FUND
Class A Shares
Period Ended 6/30/2009 (unaudited)	$6.36	$0.14	$(0.88)	$(0.74)	$(0.14)	$—	$—
Year Ended 12/31/2008	10.56	0.23	(4.05)	(3.82)	(0.22)	—	(0.16)
Year Ended 12/31/2007	13.34	0.12	(2.34)	(2.22)	(0.20)	(0.35)	(0.01)
Year Ended 12/31/2006	10.42	0.23	3.30	3.53	(0.26)	(0.31)	(0.04)
Year Ended 12/31/2005 (c)	10.00	0.11	0.48	0.59	(0.11)	(0.04)	(0.02)
Institutional Class Shares
Period Ended 6/30/2009 (unaudited)	6.34	0.13	(0.84)	(0.71)	(0.15)	—	—
Year Ended 12/31/2008	10.56	0.25	(4.06)	(3.81)	(0.25)	—	(0.16)
Year Ended 12/31/2007	13.35	0.25	(2.43)	(2.18)	(0.25)	(0.35)	(0.01)
Year Ended 12/31/2006	10.42	0.31	3.29	3.60	(0.32)	(0.31)	(0.04)
Year Ended 12/31/2005 (c)	10.00	0.12	0.49	0.61	(0.13)	(0.04)	(0.02)

EQUITY INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2009 (unaudited)	7.03	0.07	(0.27)	(0.20)	(0.07)	—	—
Year Ended 12/31/2008 (d)	10.00	0.18	(2.97)	(2.79)	(0.17)	—	(0.01)
Institutional Class Shares
Period Ended 6/30/2009 (unaudited)	7.04	0.08	(0.28)	(0.20)	(0.08)	—	—
Year Ended 12/31/2008 (d)	10.00	0.18	(2.94)	(2.76)	(0.19)	—	(0.01)

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2009 (unaudited)	4.68	0.16	0.36	0.52	(0.15)	—	—
Year Ended 12/31/2008	6.48	0.30	(1.78)	(1.48)	(0.32)	—	—
Year Ended 12/31/2007	6.88	0.32	(0.39)	(0.07)	(0.33)	—	—
Period Ended 12/31/2006 (e)	6.70	0.05	0.18	0.23	(0.05)	—	—
Year Ended 10/31/2006	6.41	0.43	0.29	0.72	(0.43)	—	—
Year Ended 10/31/2005	6.71	0.46	(0.27)	0.19	(0.49)	—	—
Period Ended 10/31/2004 (f)	6.54	0.22	0.18	0.40	(0.23)	—	—
Institutional Class Shares
Period Ended 6/30/2009 (unaudited)	4.67	0.18	0.34	0.52	(0.16)	—	—
Year Ended 12/31/2008	6.47	0.31	(1.76)	(1.45)	(0.35)	—	—
Year Ended 12/31/2007	6.88	0.35	(0.40)	(0.05)	(0.36)	—	—
Period Ended 12/31/2006 (e)	6.70	0.05	0.19	0.24	(0.06)	—	—
Year Ended 10/31/2006	6.41	0.45	0.30	0.75	(0.46)	—	—
Year Ended 10/31/2005	6.71	0.49	(0.27)	0.22	(0.52)	—	—
Period Ended 10/31/2004 (f)	6.54	0.24	0.18	0.42	(0.25)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, June 30, 2005.
(d)	Since fund inception, February 29, 2008.
(e)	For the period from November 1, 2006 to December 31, 2006.
(f)	For the period from July 1, 2004 to October 31, 2004.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Mutual Funds

Financial Highlights – continued

RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**

Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/ (Loss)	Portfolio Turnover Rate

$(0.14)	$5.48	(10.94)%	$7.5	1.25%	5.19%	2.58%	3.86%	12%
(0.38)	6.36	(37.16)%	8.4	1.25%	2.50%	1.73%	2.02%	49%
(0.56)	10.56	(16.84)%	14.6	1.10%	1.24%	1.53%	0.81%	77%
(0.61)	13.34	34.27%	24.3	0.48%	2.01%	1.60%	0.89%	70%
(0.17)	10.42	5.90%	10.0	1.06%	2.30%	2.30%	1.07%	16%
(0.15)	5.48	(10.87)%	52.1	1.11%	5.23%	1.12%	5.22%	12%
(0.41)	6.34	(37.00)%	56.5	0.91%	2.73%	0.93%	2.72%	49%
(0.61)	10.56	(16.59)%	75.2	0.82%	1.92%	0.95%	1.78%	77%
(0.67)	13.35	34.96%	47.3	0.00%	2.51%	1.06%	1.45%	70%
(0.19)	10.42	6.11%	14.9	0.31%	3.34%	1.61%	2.04%	16%

(0.07)	6.76	(2.71)%	3.1	1.15%	2.32%	2.05%	1.42%	100%
(0.18)	7.03	(28.15)%	2.9	1.15%	2.35%	1.68%	1.82%	114%
(0.08)	6.76	(2.68)%	19.9	0.80%	2.67%	1.50%	1.97%	100%
(0.20)	7.04	(27.90)%	20.3	0.80%	2.56%	1.08%	2.28%	114%

(0.15)	5.05	11.38%	113.7	1.23%	6.98%	1.25%	6.96%	46%
(0.32)	4.68	(23.69)%	109.4	1.06%	5.02%	1.11%	4.97%	114%
(0.33)	6.48	(1.12)%	175.4	0.90%	4.82%	1.08%	4.64%	171%
(0.05)	6.88	3.50%	138.8	1.08%	4.80%	1.25%	4.63%	70%
(0.43)	6.70	11.77%	123.4	0.98%	6.66%	1.15%	6.49%	170%
(0.49)	6.41	2.91%	124.3	0.95%	6.99%	1.13%	6.82%	57%
(0.23)	6.71	6.32%	138.9	1.07%	6.82%	1.14%	6.75%	55%
(0.16)	5.03	11.47%	5.3	0.78%	7.42%	0.81%	7.39%	46%
(0.35)	4.67	(23.32)%	4.1	0.63%	5.42%	0.68%	5.37%	114%
(0.36)	6.47	(0.78)%	9.6	0.51%	5.22%	0.69%	5.04%	171%
(0.06)	6.88	3.59%	7.0	0.66%	5.15%	0.83%	4.98%	16%
(0.46)	6.70	12.29%	5.8	0.54%	6.84%	0.72%	6.66%	170%
(0.52)	6.41	3.36%	4.3	0.50%	7.42%	0.67%	7.25%	57%
(0.25)	6.71	6.56%	4.3	0.61%	7.28%	0.68%	7.21%	55%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis of less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is available on the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Results of Special Shareholder Meetings

A special meeting of shareholders of the Trust convened on May 15, 2009 to elect a Board of Trustees for the Trust, which was proposed to consist of the following individuals: F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Paul R. Laubscher, Connie M. Levi, Douglas D. Sims, Constance L. Souders and Russell W. Swansen.

Shareholder votes rendered the following results:

Name	For	Against	Abstain
F. Gregory Campbell	838,898,010.841	20,368,020.047	2,490
Herbert F. Eggerding, Jr.	839,127,824.144	20,138,206.744	2,490
Noel K. Estenson	839,156,141.179	20,109,889.709	2,490
Richard L. Gady	840,027,278.838	19,238,752.050	2,490
Richard A. Hauser	840,039,194.422	19,226,836.466	2,490
Paul R. Laubscher	839,577,337.976	19,688,692.912	2,490
Connie M. Levi	839,336,473.183	19,929,557.705	2,490
Douglas D. Sims	840,635,263.189	18,630,767.699	2,490
Constance L. Souders	840,314,251.808	18,951,779.080	2,490
Russell W. Swansen	839,020,993.547	20,245,037.341	2,490

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Aggressive Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 2 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 3 through 4 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on pages 4 through 5 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.27%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	0.56%
Total Annual Fund Operating Expenses	1.40%
Less Expense Reimbursement[4]	0.15%
Net Annual Fund Operating Expenses	1.25%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.60%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.25% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 5 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$670	$940	$1,246	$2,112

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Aggressive Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 2 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 3 through 4 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 5 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees[1]	0.27%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.56%
Total Annual Portfolio Operating Expenses[2]	0.88%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.60%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.90% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 5 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Aggressive Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 6 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 6 through 8 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 8 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund (Underlying Fund) Fees and Expenses	0.50%
Total Annual Fund Operating Expenses	1.22%
Less Expense Reimbursement[4]	0.07%
Net Annual Fund Operating Expenses	1.15%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.15% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 9 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$661	$902	$1,170	$1,934

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Aggressive Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 6 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 6 through 8 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 9 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees[1]	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.50%
Total Annual Portfolio Operating Expenses[2]	0.79%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.55%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderately Aggressive Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.81% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 9 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderate Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 10 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 10 through 12 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 12 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%
Total Annual Fund Operating Expenses	1.10%
Less Expense Reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	1.07%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderate Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 1.07% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 13 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$653	$875	$1,117	$1,811

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderate Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 10 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 10 through 12 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 13 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund (Underlying Fund) Fees and Expenses	0.45%
Total Annual Fund Operating Expenses[2]	0.73%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderate Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.74% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 13 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Conservative Allocation Fund, Class A Shares

The second paragraph of the “Principal Strategies” section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 14 through 16 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 16 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[1]	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[2]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[3]	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	1.05%
Less Expense Reimbursement[4]	0.07%
Net Annual Fund Operating Expenses	0.98%

[1]

The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see “Shareholder Information.” In addition, we may redeem shares in any account or charge an annual fee of $12 if the value of shares in the account falls below a certain minimum. See “Accounts with Low Balances.” We also may charge a fee of up to $50 for a redemption by wire. See “Shareholder Information—Redeeming Shares.”

[2]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[3]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and Underlying Funds.

[4]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Moderately Conservative Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.98% of the average daily net asset of the Class A shares.

In addition, the expense “Example” table on page 17 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$644	$852	$1,084	$1,750

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

Thrivent Mutual Funds

Supplement to Prospectus dated February 28, 2009

With respect to Thrivent Moderately Conservative Allocation Fund, Institutional Class Shares

The second paragraph of the “Principal Strategies” section on page 14 of the prospectus is deleted in its entirety and replaced with the following:

The Fund will pursue its asset allocation strategy by investing in a combination of Thrivent mutual funds (the “Underlying Funds”) and other financial instruments (the “direct investments”).

The “Principal Risks” section on pages 14 through 16 of the prospectus is revised to reflect the fact that the Fund not only invests in Underlying Funds but also direct investments. In addition, the second paragraph of the “Underlying Fund Risk” factor is deleted in its entirety and replaced with the following:

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Effective June 1, 2009, the “Fees and Expenses” table and its introductory paragraph on page 17 of the prospectus are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in Underlying Funds, there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the fees and expenses associated with the Fund’s investments in the Underlying Funds. The table also reflects a 20% allocation to direct investments, although the actual allocation may vary over time.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Acquired Fund (Underlying Fund) Fees and Expenses	0.40%
Total Annual Fund Operating Expenses[2]	0.71%

[1]

Management Fees are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the percentage of assets allocated to direct investments (20%) and adding such amount to the applicable advisory fee on all assets (0.14%), which includes both direct investments and Underlying Funds.

[2]

The Adviser has contractually agreed, through at least May 15, 2011, to waive certain fees and/or reimburse certain expenses associated with the Institutional Class shares of the Thrivent Moderately Conservative Allocation Fund in order to limit Total Annual Fund Operating Expenses to an annual rate of 0.72% of the average daily net asset of the Institutional Class shares.

In addition, the expense “Example” table on page 17 of the prospectus is deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$73	$227	$395	$883

The date of this Supplement is May 29, 2009

Please include this Supplement with your Prospectus

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Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	The applicable Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2009	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 27, 2009	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 27, 2009	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer